UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
AXS
Adaptive Plus Fund
AXSPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (AXSPX)	$92	1.99%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$35,506,692
Total number of portfolio holdings	5
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 4/3/2025	28.2%
United States Treasury Bill, 6/12/2025	27.9%
United States Treasury Bill, 8/7/2025	22.2%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 6/15/2025	21.0%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Adaptive Plus Fund

AXS
Tactical Income Fund
Class I/TINIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$84	1.68%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,775,559
Total number of portfolio holdings	14
Portfolio turnover rate as of the end of the reporting period	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Short Treasury Bond ETF	22.3%
SPDR Bloomberg 1-3 Month T-Bill ETF	22.3%
Vanguard Long-Term Corporate Bond ETF	5.0%
Vanguard Emerging Markets Government Bond ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.0%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
Vanguard Mortgage-Backed Securities ETF	5.0%
Vanguard Short-Term Treasury ETF	4.9%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Tactical Income Fund - Class I

AXS
Income Opportunities Fund
Class D/OIODX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$155	3.20%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,648,986
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	22.2%
iShares Core U.S. REIT ETF	21.9%
Global X Variable Rate Preferred ETF	15.5%
VanEck Mortgage REIT Income ETF	15.2%
Principal Spectrum Preferred Securities Active ETF	13.2%
Janus Henderson AAA CLO ETF	13.1%
Virtus InfraCap U.S. Preferred Stock ETF	7.3%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Income Opportunities Fund - Class D

AXS
Income Opportunities Fund
Class I/OIOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$107	2.20%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,648,986
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	22.2%
iShares Core U.S. REIT ETF	21.9%
Global X Variable Rate Preferred ETF	15.5%
VanEck Mortgage REIT Income ETF	15.2%
Principal Spectrum Preferred Securities Active ETF	13.2%
Janus Henderson AAA CLO ETF	13.1%
Virtus InfraCap U.S. Preferred Stock ETF	7.3%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Income Opportunities Fund - Class I

AXS
FTSE Venture Capital
Return Tracker Fund
Class A/LDVAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$87	1.77%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,951,608
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS FTSE Venture Capital Return Tracker Fund - Class A

AXS
FTSE Venture Capital
Return Tracker Fund
Class C/LDVCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$123	2.52%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,951,608
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS FTSE Venture Capital Return Tracker Fund - Class C

AXS
FTSE Venture Capital
Return Tracker Fund
Class I/LDVIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$74	1.52%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,951,608
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS FTSE Venture Capital Return Tracker Fund - Class I

AXS
Dynamic Opportunity Fund
Class I/ADOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$72	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$49,237,975
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	17.5%
ProShares Short S&P500	5.0%
Tradr 2X Long Triple Q Monthly ETF	4.9%
Tradr 2X Long Triple Q Quarterly ETF	4.9%
ProShares UltraShort S&P500	4.8%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. - Class A	3.3%
Apple, Inc.	2.8%
Microsoft Corp.	2.7%
Asset Allocation
Industry  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Dynamic Opportunity Fund - Class I

AXS
Chesapeake Strategy Fund
Class I/EQCHX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class I/EQCHX)	$88	1.85%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$25,448,940
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Chesapeake Strategy Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS Adaptive Plus Fund (Class I: AXSPX) AXS Dynamic Opportunity Fund (Class I: ADOIX) AXS Income Opportunities Fund (Class D: OIODX) (Class I: OIOIX)	AXS Tactical Income Fund (Class I: TINIX) AXS FTSE Venture Capital Return Tracker Fund (Class A: LDVAX) (Class C: LDVCX) (Class I: LDVIX AXS Chesapeake Strategy Fund (Class I: EQCHX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
AXS Chesapeake Strategy Fund Consolidated Schedule of Investments	13
Statements of Assets and Liabilities	15
AXS Chesapeake Strategy Fund Consolidated Statements of Assets and Liabilities	17
Statements of Operations	18
AXS Chesapeake Strategy Fund Consolidated Statements of Operations	20
Statements of Changes in Net Assets	21
AXS Chesapeake Strategy Fund Consolidated Statements of Changes in Net Assets	26
Statement of Cash Flows	27
Financial Highlights	28
AXS Chesapeake Strategy Fund Consolidated Financial Highlights	36
Notes to Financial Statements	37
AXS Chesapeake Strategy Fund Notes to Consolidated Financial Statements	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Adaptive Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY BILLS — 78.3%
	United States Treasury Bill
$10,000,000	0.000%, 4/3/2025	$9,997,650
10,000,000	0.000%, 6/12/2025	9,916,090
8,000,000	0.000%, 8/7/2025	7,881,816
	TOTAL U.S. TREASURY BILLS
	(Cost $27,799,049)	27,795,556

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 21.0%
	CALL OPTIONS — 21.0%
10,592	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $703.41, Exercise Price: $0.0001, Notional Amount: $106, Expiration Date: June 15, 2025*,1	7,451,015
	TOTAL CALL OPTIONS
	(Cost $10,080,515)	7,451,015

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $10,080,515)	7,451,015

Number
of Shares
	SHORT-TERM INVESTMENTS — 1.2%
438,890	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.14%[2]	438,890
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $438,890)	438,890

	TOTAL INVESTMENTS — 100.5%
	(Cost $38,318,454)	35,685,461
	Liabilities in Excess of Other Assets — (0.5)%	(178,769)
	TOTAL NET ASSETS — 100.0%	$35,506,692

*	Non-income producing security.
[1]	The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 33.7%
	ADVERTISING — 0.6%
5,000	Trade Desk, Inc. - Class A*	$273,600

	COMMERCIAL SERVICES — 0.4%
350	United Rentals, Inc.	219,345

	COMPUTERS — 3.1%
6,239	Apple, Inc.	1,385,869
600	Leidos Holdings, Inc.	80,964
1,000	Parsons Corp.*	59,210
		1,526,043
	DIVERSIFIED FINANCIAL SERVICES — 2.4%
2,300	Apollo Global Management, Inc.	314,962
5,500	FTAI Aviation Ltd.	610,665
700	Visa, Inc. - Class A	245,322
		1,170,949
	ENGINEERING & CONSTRUCTION — 1.3%
600	Comfort Systems USA, Inc.	193,398
6,000	Granite Construction, Inc.	452,400
		645,798
	INSURANCE — 1.3%
12,000	Equitable Holdings, Inc.	625,080

	INTERNET — 10.2%
5,000	Alphabet, Inc. - Class A	773,200
8,500	Amazon.com, Inc.*	1,617,210
2,800	Meta Platforms, Inc. - Class A	1,613,808
200	Netflix, Inc.*	186,506
1,500	Spotify Technology S.A.*	825,045
		5,015,769

	MACHINERY-CONSTRUCTION & MINING — 1.8%
12,500	Vertiv Holdings Co. - Class A	902,500

	METAL FABRICATE/HARDWARE — 0.7%
3,300	Advanced Drainage Systems, Inc.	358,545

	OIL & GAS SERVICES — 0.1%
1,500	Tidewater, Inc.*	63,405

	PHARMACEUTICALS — 0.9%
6,000	Novo Nordisk A/S - ADR	416,640

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 7.1%
6,000	Advanced Micro Devices, Inc.*	$616,440
20,000	NVIDIA Corp.	2,167,600
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	713,800
		3,497,840
	SOFTWARE — 3.2%
3,535	Microsoft Corp.	1,327,004
300	ServiceNow, Inc.*	238,842
		1,565,846
	TELECOMMUNICATIONS — 0.6%
4,000	Arista Networks, Inc.*	309,920
	TOTAL COMMON STOCKS
	(Cost $10,734,090)	16,591,280

	EXCHANGE-TRADED FUNDS — 19.6%
55,000	ProShares Short S&P500	2,450,800
110,600	ProShares UltraShort S&P500	2,373,476
105,500	Tradr 2X Long Triple Q Monthly ETF[1]	2,427,555
109,300	Tradr 2X Long Triple Q Quarterly ETF*,1	2,401,321
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,260,750)	9,653,152

	MUTUAL FUNDS — 17.5%
	EQUITY FUND — 17.5%
888,870	AXS Adaptive Plus Fund - Class I1	8,639,809
	TOTAL MUTUAL FUNDS
	(Cost $10,388,534)	8,639,809

	SHORT-TERM INVESTMENTS — 27.8%
13,369,226	Fidelity Investments Money Market Government Portfolio - Class I, 4.16%[2]	13,369,226
296,307	Goldman Sachs Financial Square Government Fund, 3.93%[2]	296,307
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,665,533)	13,665,533

	TOTAL INVESTMENTS — 98.6%
	(Cost $45,048,907)	48,549,774
	Other Assets in Excess of Liabilities — 1.4%	688,201
	TOTAL NET ASSETS — 100.0%	$49,237,975

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 108.4%
273,450	Global X Variable Rate Preferred ETF	$6,469,827
158,291	iShares Core U.S. REIT ETF[1]	9,117,562
107,027	iShares Residential and Multisector Real Estate ETF[1]	9,249,273
107,900	Janus Henderson AAA CLO ETF	5,471,609
292,799	Principal Spectrum Preferred Securities Active ETF	5,475,341
566,455	VanEck Mortgage REIT Income ETF	6,327,303
143,554	Virtus InfraCap U.S. Preferred Stock ETF	3,044,780
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $45,355,626)	45,155,695

	SHORT-TERM INVESTMENTS — 0.6%
253,829	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.22%[2]	253,829
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $253,829)	253,829

	TOTAL INVESTMENTS — 109.0%
	(Cost $45,609,455)	45,409,524

	Liabilities in Excess of Other Assets — (9.0)%	(3,760,538)
	TOTAL NET ASSETS — 100.0%	$41,648,986

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trusts

[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of March 31, 2025, the aggregate value of those securities was $11,406,160, representing 27.4% of net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 99.2%
29,314	Alerian MLP ETF	$1,522,569
62,188	iShares Short Treasury Bond ETF	6,869,286
30,142	Janus Henderson AAA CLO ETF	1,528,501
74,879	SPDR Bloomberg 1-3 Month T-Bill ETF	6,868,651
19,841	SPDR Bloomberg Convertible Securities ETF	1,520,217
23,827	Vanguard Emerging Markets Government Bond ETF	1,529,693
18,689	Vanguard Intermediate-Term Corporate Bond ETF	1,528,013
25,740	Vanguard Intermediate-Term Treasury ETF	1,528,956
20,187	Vanguard Long-Term Corporate Bond ETF	1,532,395
32,981	Vanguard Mortgage-Backed Securities ETF	1,527,350
19,336	Vanguard Short-Term Corporate Bond ETF	1,526,384
30,613	Vanguard Short-Term Inflation-Protected Securities ETF	1,527,589
26,012	Vanguard Short-Term Treasury ETF	1,526,644
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $30,144,439)	30,536,248

	SHORT-TERM INVESTMENTS — 1.0%
302,242	Fidelity Investments Money Market Government Portfolio - Class I, 4.16%[1]	302,242
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $302,242)	302,242

	TOTAL INVESTMENTS — 100.2%
	(Cost $30,446,681)	30,838,490

	Liabilities in Excess of Other Assets — (0.2)%	(62,931)
	TOTAL NET ASSETS — 100.0%	$30,775,559

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 104.7%
	ADVERTISING — 0.4%
5,626	Trade Desk, Inc. - Class A*	$307,855

	AEROSPACE/DEFENSE — 1.4%
3,225	General Electric Co.	645,483
3,956	RTX Corp.	524,012
		1,169,495
	AGRICULTURE — 0.4%
1,895	Altria Group, Inc.	113,738
1,580	Philip Morris International, Inc.	250,793
		364,531
	AUTO MANUFACTURERS — 0.1%
248	Tesla, Inc.*	64,272

	BANKS — 1.9%
7,461	Bank of America Corp.	311,348
338	Goldman Sachs Group, Inc.	184,646
3,040	JPMorgan Chase & Co.	745,712
1,330	Morgan Stanley	155,171
3,637	Wells Fargo & Co.	261,100
		1,657,977
	BEVERAGES — 0.6%
4,635	Coca-Cola Co.	331,959
1,543	PepsiCo, Inc.	231,357
		563,316
	BIOTECHNOLOGY — 0.1%
945	Corteva, Inc.	59,469

	BUILDING MATERIALS — 0.1%
83	Martin Marietta Materials, Inc.	39,685
167	Vulcan Materials Co.	38,961
		78,646
	CHEMICALS — 0.8%
282	Air Products and Chemicals, Inc.	83,168
600	DuPont de Nemours, Inc.	44,808
365	Ecolab, Inc.	92,535
691	Linde PLC[1]	321,757
337	Sherwin-Williams Co.	117,677
		659,945

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 2.5%
5,272	Automatic Data Processing, Inc.[2]	$1,610,754
1,121	S&P Global, Inc.	569,580
		2,180,334
	COMPUTERS — 10.2%
8,686	Accenture PLC[1]	2,710,379
3,860	Apple, Inc.[2]	857,422
3,008	Crowdstrike Holdings, Inc. - Class A*,2	1,060,560
8,639	Fortinet, Inc.*,2	831,590
986	Gartner, Inc.*	413,864
11,783	International Business Machines Corp.[2]	2,929,961
		8,803,776
	COSMETICS/PERSONAL CARE — 0.7%
965	Colgate-Palmolive Co.	90,421
2,777	Procter & Gamble Co.	473,256
		563,677
	DISTRIBUTION/WHOLESALE — 0.8%
12,321	Copart, Inc.*	697,245

	DIVERSIFIED FINANCIAL SERVICES — 10.6%
599	American Express Co.	161,161
171	Blackrock, Inc.	161,848
2,624	Coinbase Global, Inc. - Class A*	451,931
7,513	Mastercard, Inc. - Class A2	4,118,026
11,935	Visa, Inc. - Class A2	4,182,740
		9,075,706
	ELECTRIC — 0.0%
365	NextEra Energy, Inc.	25,875
184	Southern Co.	16,919
		42,794
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
1,426	Eaton Corp. PLC[1]	387,630

	ELECTRONICS — 0.6%
2,333	Honeywell International, Inc.	494,013

	FOOD — 0.2%
744	Kroger Co.	50,362
1,579	Mondelez International, Inc.	107,135
		157,497

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — 4.5%
5,119	Abbott Laboratories	$679,035
804	Agilent Technologies, Inc.	94,052
3,942	Boston Scientific Corp.*	397,669
1,996	Danaher Corp.	409,180
1,683	Edwards Lifesciences Corp.*	121,984
1,021	GE HealthCare Technologies, Inc.	82,405
225	IDEXX Laboratories, Inc.*	94,489
991	Intuitive Surgical, Inc.*	490,813
3,585	Medtronic PLC[1]	322,148
364	Natera, Inc.*	51,473
406	ResMed, Inc.	90,883
1,065	Stryker Corp.	396,446
1,123	Thermo Fisher Scientific, Inc.	558,805
200	West Pharmaceutical Services, Inc.	44,776
		3,834,158
	HEALTHCARE-SERVICES — 2.7%
1,300	Centene Corp.*	78,923
822	Cigna Group	270,438
681	Elevance Health, Inc.	296,208
554	HCA Healthcare, Inc.	191,434
337	Humana, Inc.	89,170
2,717	UnitedHealth Group, Inc.[2]	1,423,029
		2,349,202
	HOUSEHOLD PRODUCTS/WARES — 0.1%
374	Kimberly-Clark Corp.	53,190

	INSURANCE — 3.8%
6,136	Berkshire Hathaway, Inc. - Class B*,2	3,267,911

	INTERNET — 22.2%
5,987	Airbnb, Inc. - Class A*	715,207
25,426	Alphabet, Inc. - Class A2	3,931,877
852	Amazon.com, Inc.*	162,102
4,554	DoorDash, Inc. - Class A*	832,335
573	MercadoLibre, Inc.*	1,117,848
6,479	Meta Platforms, Inc. - Class A2	3,734,236
4,416	Netflix, Inc.*,2	4,118,052
8,419	Palo Alto Networks, Inc.*,2	1,436,618
1,803	Spotify Technology S.A.*,1	991,704
28,588	Uber Technologies, Inc.*,2	2,082,922
		19,122,901

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.6%
1,651	Caterpillar, Inc.	$544,500
44	GE Vernova, Inc.	13,432
		557,932
	MACHINERY-DIVERSIFIED — 0.5%
912	Deere & Co.	428,047

	MEDIA — 0.1%
42	Charter Communications, Inc. - Class A*	15,478
1,880	Comcast Corp. - Class A	69,372
168	Liberty Global Ltd. - Class A*,1	1,934
		86,784
	MINING — 0.2%
1,962	Freeport-McMoRan, Inc.	74,281
1,567	Newmont Corp.	75,655
		149,936
	OIL & GAS — 0.8%
1,078	Chevron Corp.	180,339
683	ConocoPhillips	71,729
299	EOG Resources, Inc.	38,344
2,786	Exxon Mobil Corp.	331,339
249	Phillips 66	30,746
		652,497
	OIL & GAS SERVICES — 0.0%
773	Schlumberger N.V.[1]	32,311

	PHARMACEUTICALS — 1.3%
479	AbbVie, Inc.	100,360
808	Becton Dickinson & Co.	185,080
487	Cencora, Inc.	135,430
3,701	CVS Health Corp.	250,743
1,109	Dexcom, Inc.*	75,734
228	Eli Lilly & Co.	188,308
654	Johnson & Johnson	108,459
688	Merck & Co., Inc.	61,755
1,619	Pfizer, Inc.	41,025
		1,146,894
	PIPELINES — 0.2%
143	Cheniere Energy, Inc.	33,090
1,224	Kinder Morgan, Inc.	34,921
344	ONEOK, Inc.	34,132

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES (Continued)
719	Williams Cos., Inc.	$42,967
		145,110
	RETAIL — 0.6%
39	Costco Wholesale Corp.	36,885
89	Home Depot, Inc.	32,618
5,224	Walmart, Inc.	458,615
		528,118
	SEMICONDUCTORS — 1.2%
390	Advanced Micro Devices, Inc.*	40,069
196	Applied Materials, Inc.	28,444
1,186	Broadcom, Inc.	198,572
329	Lam Research Corp.	23,918
6,225	NVIDIA Corp.	674,665
266	QUALCOMM, Inc.	40,860
217	Texas Instruments, Inc.	38,995
		1,045,523
	SOFTWARE — 33.1%
5,631	Adobe, Inc.*,[2]	2,159,657
3,234	AppLovin Corp. - Class A*	856,913
1,930	Atlassian Corp. - Class A*	409,565
2,779	Autodesk, Inc.*,[2]	727,542
3,503	Cadence Design Systems, Inc.*,[2]	890,918
4,234	Datadog, Inc. - Class A*	420,055
313	Fair Isaac Corp.*	577,222
6,682	Fidelity National Information Services, Inc.[2]	499,012
1,940	Fiserv, Inc.*	428,410
3,623	Intuit, Inc.[2]	2,224,486
10,905	Microsoft Corp.[2]	4,093,628
2,265	MicroStrategy, Inc. - Class A*	652,932
22,247	Oracle Corp.[2]	3,110,353
29,151	Palantir Technologies, Inc. - Class A*	2,460,344
7,573	ROBLOX Corp. - Class A*	441,430
1,298	Roper Technologies, Inc.[2]	765,275
12,359	Salesforce, Inc.[2]	3,316,661
2,663	ServiceNow, Inc.*,[2]	2,120,121
4,561	Snowflake, Inc. - Class A*,[2]	666,636
1,985	Synopsys, Inc.*,[2]	851,267
439	Veeva Systems, Inc. - Class A*	101,686
2,899	Workday, Inc. - Class A*,[2]	677,004
		28,451,117

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 0.4%
271	Arista Networks, Inc.*	$20,997
3,490	AT&T, Inc.	98,697
952	Cisco Systems, Inc.	58,748
55	EchoStar Corp. - Class A*	1,407
98	Frontier Communications Parent, Inc.*	3,514
406	Lumen Technologies, Inc.*	1,591
42	Telephone and Data Systems, Inc.	1,627
239	T-Mobile US, Inc.	63,744
1,946	Verizon Communications, Inc.	88,271
		338,596
	TRANSPORTATION — 0.6%
2,182	Union Pacific Corp.	515,476
	TOTAL COMMON STOCKS
	(Cost $63,014,463)	90,033,881

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
$671,236	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[3]	671,236
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $671,236)	671,236

	TOTAL INVESTMENTS — 105.5%
	(Cost $63,685,699)	90,705,117

	Liabilities in Excess of Other Assets — (5.5)%	(4,753,509)
	TOTAL NET ASSETS — 100.0%	$85,951,608

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2025, the aggregate value of those securities was $40,182,502, representing 46.8% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	4/1/25	$94,920,893	$1,147	$(1,636,023)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	4/1/25	45,781,562	4,203	(2,687,431)
TOTAL EQUITY SWAP CONTRACTS								$(4,323,454)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 186.64% and (187.43)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of			Percentage of Equity
Shares	Description	Value	Swap's Notional Amount
6,092	Visa, Inc. - Class A	$2,135,002	4.66%
3,834	Mastercard, Inc. - Class A	2,101,492	4.59%
2,253	Netflix, Inc.	2,100,990	4.59%
5,566	Microsoft Corp.	2,089,421	4.56%
12,975	Alphabet, Inc. - Class A	2,006,454	4.38%
3,306	Meta Platforms, Inc. - Class A	1,905,446	4.16%
6,307	Salesforce, Inc.	1,692,547	3.70%
3,132	Berkshire Hathaway, Inc. - Class B	1,668,041	3.64%
11,354	Oracle Corp.	1,587,403	3.47%
6,013	International Business Machines Corp.	1,495,193	3.27%
4,434	Accenture PLC	1,383,585	3.02%
14,877	Palantir Technologies, Inc. - Class A	1,255,619	2.74%
1,849	Intuit, Inc.	1,135,268	2.48%
2,873	Adobe, Inc.	1,101,882	2.41%
1,359	ServiceNow, Inc.	1,081,954	2.36%
14,590	Uber Technologies, Inc.	1,063,027	2.32%
2,690	Automatic Data Processing, Inc.	821,876	1.80%
4,296	Palo Alto Networks, Inc.	733,069	1.60%
1,387	UnitedHealth Group, Inc.	726,441	1.59%
292	MercadoLibre, Inc.	569,654	1.24%
1,536	Crowdstrike Holdings, Inc. - Class A	541,563	1.18%
921	Spotify Technology S.A.	506,578	1.11%
1,787	Cadence Design Systems, Inc.	454,488	0.99%
1,969	Apple, Inc.	437,374	0.96%
1,650	AppLovin Corp. - Class A	437,201	0.95%
1,014	Synopsys, Inc.	434,854	0.95%
2,324	DoorDash, Inc. - Class A	424,757	0.93%
4,409	Fortinet, Inc.	424,410	0.93%
663	Roper Technologies, Inc.	390,892	0.85%
1,551	JPMorgan Chase & Co.	380,460	0.83%
1,418	Autodesk, Inc.	371,232	0.81%
3,056	Airbnb, Inc. - Class A	365,070	0.80%
6,288	Copart, Inc.	355,838	0.78%
2,612	Abbott Laboratories	346,482	0.76%
1,479	Workday, Inc. - Class A	345,391	0.75%
3,177	NVIDIA Corp.	344,323	0.75%
2,328	Snowflake, Inc. - Class A	340,260	0.74%
1,157	MicroStrategy, Inc. - Class A	333,528	0.73%
1,645	General Electric Co.	329,247	0.72%
160	Fair Isaac Corp.	295,066	0.64%
572	S&P Global, Inc.	290,633	0.63%
574	Thermo Fisher Scientific, Inc.	285,622	0.62%
842	Caterpillar, Inc.	277,692	0.61%
2,018	RTX Corp.	267,304	0.58%
1,114	Union Pacific Corp.	263,171	0.57%
3,410	Fidelity National Information Services, Inc.	254,659	0.56%
1,191	Honeywell International, Inc.	252,194	0.55%
506	Intuitive Surgical, Inc.	250,607	0.55%
1,417	Procter & Gamble Co.	241,485	0.53%
2,667	Walmart, Inc.	234,136	0.51%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 81.5%
$11,820,110	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$11,820,110
8,909,069	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	8,909,069
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,729,179)	20,729,179

	TOTAL INVESTMENTS — 81.5%
	(Cost $20,729,179)	20,729,179
	Other Assets in Excess of Liabilities — 18.5%	4,719,761
	TOTAL NET ASSETS — 100.0%	$25,448,940

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	May 2025	11	283,938	$(32,450)
CBOT Soybean Oil[1]	May 2025	1	28,134	(1,200)
CME Lean Hogs[1]	June 2025	9	348,750	(5,760)
CME Live Cattle[1]	June 2025	14	1,118,600	21,840
COMEX Copper[1]	May 2025	4	491,213	12,187
COMEX Gold[1]	June 2025	6	1,846,500	43,680
COMEX Silver[1]	May 2025	6	976,500	61,830
Euronext Rapeseed[1]	May 2025	15	414,753	4,460
ICE Carbon Emissions[1]	December 2025	9	770,825	(109,040)
LME Primary Aluminum[1]	June 2025	5	332,375	(16,086)
LME Tin[1]	June 2025	2	318,460	50,040
LME Zinc[1]	June 2025	9	647,602	(5,448)
MDE Crude Palm Oil[1]	June 2025	31	784,045	(11,701)
NYBOT CSC Cocoa[1]	May 2025	1	114,290	(35,270)
NYBOT CSC Coffee 'C'[1]	May 2025	7	1,076,841	(79,997)
NYMEX Natural Gas[1]	May 2025	13	517,530	17,940

Index Futures
CAC 40 10 Euro	April 2025	5	440,421	(18,382)
CBOT E-Mini Dow Jones Industrial Average	June 2025	15	3,166,575	2,850
CME E-Mini NASDAQ 100	June 2025	3	1,202,337	(35,967)
CME E-Mini S&P 500	June 2025	4	1,146,440	(15,790)
Eurex DAX	June 2025	5	3,205,256	(179,836)
Eurex Euro STOXX 50	June 2025	41	2,412,733	(111,500)
FTSE 100	June 2025	23	2,594,033	(40,854)
FTSE/MIB	June 2025	12	2,521,332	(98,356)
ICE US MSCI Emerging Markets EM	June 2025	14	805,350	(27,790)
MEFF Madrid IBEX 35	April 2025	17	2,437,804	(25,257)
Montreal Exchange S&P/TSX 60	June 2025	19	3,929,447	25,851
SFE S&P ASX Share Price Index 200	June 2025	3	370,876	(1,734)
SGX FTSE China A50	April 2025	75	1,010,550	(10,500)

Interest Rate Futures
Eurex BTP Italian	June 2025	14	1,813,099	(33,456)
ICF 3MO EURO EURIBOR	June 2026	59	15,656,880	(18,207)
MSE Canadian 10 Year Bond	June 2025	24	2,074,361	(3,467)
Total Long Contracts			54,857,850	(677,370)

Short Contracts
Commodity Futures
CBOT Oats[1]	May 2025	(12)	(204,943)	(2,807)
CBOT Rough Rice[1]	May 2025	(37)	(1,036,740)	32,560
CBOT Soybean[1]	May 2025	(14)	(739,900)	29,575
CBOT Wheat[1]	May 2025	(20)	(612,750)	75,750
CME Class III Milk[1]	May 2025	(14)	(484,190)	(3,290)
ICE Brent Crude Oil[1]	June 2025	(7)	(509,600)	(13,790)
ICE Gas Oil[1]	May 2025	(15)	(1,005,750)	(17,250)
LME Lead[1]	June 2025	(14)	(708,750)	5,275
LME Nickel[1]	June 2025	(5)	(475,800)	(878)
NYB Orange Juice[1]	May 2025	(5)	(222,270)	39,607
NYBOT CSC Cotton #2[1]	May 2025	(15)	(516,150)	14,925
NYMEX Light Sweed Crude Oil[1]	May 2025	(2)	(136,260)	(6,700)
NYMEX NY Harbor ULSD[1]	May 2025	(12)	(1,088,752)	(60,066)
NYMEX Platinum[1]	July 2025	(4)	(197,680)	(7,820)
NYMEX RBOB Gasoline[1]	May 2025	(9)	(845,064)	(20,821)
SAFEX Sunflower Seed[1]	May 2025	(24)	(570,185)	(1,383)
WCE Canola[1]	May 2025	(78)	(728,148)	64,053

Currency Futures
CME Australian Dollar	June 2025	(57)	(3,586,554)	22,059
CME Brazil Real	May 2025	(151)	(2,602,485)	(26,425)
CME British Pound	June 2025	(19)	(1,536,981)	3,800
CME Canadian Dollar	June 2025	(89)	(6,216,472)	1,602
CME Euro	June 2025	(33)	(4,501,613)	21,038
CME Indian Rupee	April 2025	(125)	(7,270,000)	(27,500)
CME Japanese Yen	June 2025	(33)	(2,817,128)	45,540
CME Mexican Peso	June 2025	(66)	(1,623,930)	25,740
CME New Zealand Dollar	June 2025	(56)	(3,199,840)	15,120
CME Swiss Franc	June 2025	(30)	(4,286,813)	9,188
ICE Swedish Krona	June 2025	(4)	(399,448)	1,323

Index Futures
CME E-Mini Russell 2000 Index	June 2025	(4)	(417,130)	11,710
CME E-Mini S&P MidCap 400	June 2025	(2)	(599,120)	11,400

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	June 2025	(65)	(13,421,992)	(44,180)
CBOT 5-Year U.S. Treasury Note	June 2025	(77)	(8,274,492)	(53,539)
CBOT 10-Year U.S. Treasury Note	June 2025	(48)	(5,306,250)	(32,250)
CBOT U.S. Long Bond	June 2025	(21)	(2,468,812)	5,906
CBOT U.S. Ultra Long-Term Treasury Bond	June 2025	(19)	(2,351,250)	28,500
Eurex 10 Year Euro BUND	June 2025	(38)	(5,374,535)	79,196
Eurex 30 Year Euro BUXL	June 2025	(15)	(2,020,113)	85,121
ICF Long Gilt	June 2025	(30)	(3,612,396)	58,519
SFE Australian 10 Year Bond	June 2025	(34)	(1,003,420)	(11,864)
Total Short Contracts			(92,973,706)	356,944

TOTAL FUTURES CONTRACTS			(38,115,856)	$(320,426)

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2025 (Unaudited)

	Adaptive	Dynamic Opportunity	Income Opportunities
	Plus Fund	Fund	Fund
Assets:
Investments, at value (cost $28,237,939, $45,048,907 and $45,609,455, respectively)	$28,234,446	$48,549,774	$45,409,524
Purchased options contracts, at value (cost $10,080,515, $0 and $0, respectively)	7,451,015	-	-
Cash	-	53,114	-
Cash deposited with brokers	-	601,979	-
Receivables:
Fund shares sold	1,013	52	1,200
Dividends and interest	5,971	102,005	6,827
Reclaims receivable	-	1,710	-
Prepaid expenses and other assets	6,225	16,353	27,843
Total assets	35,698,670	49,324,987	45,445,394

Liabilities:
Unrealized depreciation on open swap contracts	-	-	-
Variation margin on swap contracts	-	-	-
Payables:
Investment securities purchased	-	-	200
Fund shares redeemed	134,619	-	-
Advisory fees	17,390	17,278	10,100
Distribution fees - Class A (Note 7)	-	546	-
Distribution fees - Class A & Class C (Note 7)	-	-	-
Distribution fees - Class A & Class D (Note 7)	-	-	7,668
Trustees' deferred compensation (Note 3)	9,275	9,162	17,456
Auditing fees	8,116	6,296	5,484
Fund accounting and administration fees	4,818	14,576	37,415
Transfer agent fees and expenses	3,378	3,208	8,969
Custody fees	3,608	8,148	7,202
Sub-transfer agent fees and expenses	2,258	18,003	8,725
Shareholder reporting fees	2,242	376	6,511
Legal fees	2,088	2,199	16,649
Trustees' fees and expenses	863	1,123	2,710
Chief Compliance Officer fees	700	446	1,474
Loan payable	-	-	3,646,928
Interest Expense	-	-	17,105
Accrued other expenses	2,623	5,651	1,812
Total liabilities	191,978	87,012	3,796,408
Commitments and contingencies (Note 3)
Net Assets	$35,506,692	$49,237,975	$41,648,986

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$38,067,676	$48,876,223	$93,711,248
Total distributable earnings (accumulated deficit)	(2,560,984)	361,752	(52,062,262)
Net Assets	$35,506,692	$49,237,975	$41,648,986

Maximum Offering Price per Share:
Class D Shares:
Net assets applicable to shares outstanding			$5,242,260
Shares of beneficial interest issued and outstanding			341,622
Redemption price per share			$15.35

Class I Shares:
Net assets applicable to shares outstanding	$35,506,692	$49,237,975	$36,406,726
Shares of beneficial interest issued and outstanding	3,652,627	3,075,413	2,306,558
Redemption price per share[1]	$9.72	$16.01	$15.78

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Adaptive Plus Fund and Income Opportunities Fund do not have redemption fees.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2025 (Unaudited)

	Tactical Income	FTSE Venture Capital
	Fund	Return Tracker Fund
Assets:
Investments, at value (cost $30,446,681 and $63,685,699, respectively)	$30,838,490	$90,705,117
Purchased options contracts, at value (cost $0 and $0, respectively)	-	-
Cash	16,831	44,834
Cash deposited with brokers	1,192	-
Receivables:
Fund shares sold	-	761
Dividends and interest	964	29,129
Reclaims receivable	-	-
Prepaid expenses and other assets	14,003	16,527
Total assets	43,095,982	90,796,368

Liabilities:
Unrealized depreciation on open swap contracts	-	4,323,454
Variation margin on swap contracts	-	43,994
Payables:
Investment securities purchased	12,245,769	-
Fund shares redeemed	460	243,920
Advisory fees	14,241	32,690
Distribution fees - Class A (Note 7)	757	-
Distribution fees - Class A & Class C (Note 7)	-	8,946
Distribution fees - Class A & Class D (Note 7)	-	-
Trustees' deferred compensation (Note 3)	5,481	53,031
Auditing fees	3,387	10,875
Fund accounting and administration fees	14,769	33,998
Transfer agent fees and expenses	2,518	19,536
Custody fees	5,765	14,045
Sub-transfer agent fees and expenses	14,507	19,715
Shareholder reporting fees	1,402	15,101
Legal fees	5,564	14,800
Trustees' fees and expenses	677	5,349
Chief Compliance Officer fees	1,853	1,358
Loan payable	-	-
Interest Expense	-	-
Accrued other expenses	3,273	3,948
Total liabilities	12,320,423	4,844,760
Commitments and contingencies (Note 3)
Net Assets	$30,775,559	$85,951,608

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,668,737	$163,189,994
Total distributable earnings (accumulated deficit)	(8,893,178)	(77,238,386)
Net Assets	$30,775,559	$85,951,608

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding		$24,486,767
Shares of beneficial interest issued and outstanding		1,103,603
Redemption price per share[2]		$22.19
Maximum sales charge (5.75% of offering price)[3]		1.35
Maximum offering price to public		$23.54

Class C Shares:
Net assets applicable to shares outstanding		$3,610,719
Shares of beneficial interest issued and outstanding		175,837
Redemption price per share[2,4]		$20.53

Class I Shares:
Net assets applicable to shares outstanding	$30,775,559	$57,854,122
Shares of beneficial interest issued and outstanding	3,511,324	2,555,912
Redemption price per share[2]	$8.76	$22.64

[2]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[3]	No sales charge applies on investments of $1 million or more.
[4]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $20,729,179)	$20,729,179
Cash	20,097
Cash deposited with brokers for open futures contracts	5,068,880
Receivables:
Dividends and interest	30,187
Fund shares sold	8,696
Prepaid expenses and other assets	18,772
Total assets	25,875,811

Liabilities:
Variation margin on futures contracts	320,426
Payables:
Fund shares redeemed	227
Advisory fees	7,764
Distribution fees - Class A and Class C (Note 6)	125
Trustees' deferred compensation (Note 3)	29,496
Fund administration and accounting fees	25,552
Auditing fees	9,663
Transfer agent fees and expenses	5,367
Shareholder reporting fees	6,748
Sub-transfer agent fees and expenses	8,767
Chief Compliance Officer fees	2,646
Custody fees	5,031
Trustees' fees and expenses	3,674
Accrued other expenses	1,385
Total liabilities	426,871
Commitments and contingencies (Note 3)
Net Assets	$25,448,940

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an $ 53,993,827 unlimited number of shares authorized)
Total distributable earnings (accumulated deficit)	(28,544,887)
Net Assets	$25,448,940

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$25,448,940
Shares of beneficial interest issued and outstanding	2,574,071
Redemption price per share	$9.89

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2025 (Unaudited)

	Adaptive Plus	Dynamic Opportunity	Income Opportunities
	Fund	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $1,606 and $0, respectively)	$-	$361,284	$1,513,773
Interest	883,653	375,053	70,934
Total investment income	883,653	736,337	1,584,707

Expenses:
Advisory fees	373,606	351,850	257,656
Fund accounting and administration fees	53,310	59,825	57,977
Sub-transfer agent fees and expenses	27,637	23,818	28,741
Registration fees	14,832	21,103	18,117
Transfer agent fees and expenses	13,371	12,900	18,227
Auditing fees	8,446	8,431	9,017
Trustees' fees and expenses	8,036	9,057	8,307
Legal fees	6,104	5,761	6,148
Custody fees	4,558	10,009	6,284
Chief Compliance Officer fees	3,950	3,306	2,786
Shareholder reporting fees	3,287	6,060	9,310
Miscellaneous	1,994	3,118	5,256
Insurance fees	1,781	2,304	2,749
Distribution fees - Class A (Note 7)	-	1,217	1,603
Distribution fees - Class C (Note 7)	-	-	-
Distribution fees - Class D (Note 7)	-	-	29,227
Interest expense	-	-	205,656
Total expenses	520,912	518,759	667,061
Advisory fees waived	(25,262)	-	(70,166)
Affiliated fund fee waived (Note 3)	-	(96,590)	-
Net expenses	495,650	422,169	596,895
Net investment income (loss)	388,003	314,168	987,812

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(13)	510,697	(2,176,304)
Purchased options contracts	194,504	-	-
Swap contracts	-	-	-
Net realized gain (loss)	194,491	510,697	(2,176,304)
Net change in unrealized appreciation/depreciation on:
Investments	(33,813)	(4,691,465)	(1,857,163)
Purchased options contracts	(7,858,167)	-	-
Swap contracts	-	-	-
Net change in unrealized appreciation/depreciation	(7,891,980)	(4,691,465)	(1,857,163)
Net realized and unrealized gain (loss)	(7,697,489)	(4,180,768)	(4,033,467)
Net Increase (Decrease) in Net Assets from Operations	$(7,309,486)	$(3,866,600)	$(3,045,655)

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2025 (Unaudited)

	Tactical Income	FTSE Venture Capital
	Fund	Return Tracker Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$806,973	$357,380
Interest	41,648	38,378
Total investment income	848,621	395,758

Expenses:
Advisory fees	156,556	632,517
Fund accounting and administration fees	36,899	98,170
Sub-transfer agent fees and expenses	14,276	39,952
Registration fees	13,963	18,984
Transfer agent fees and expenses	6,986	41,888
Auditing fees	10,366	10,703
Trustees' fees and expenses	3,744	14,593
Legal fees	4,549	4,665
Custody fees	5,077	22,274
Chief Compliance Officer fees	1,496	4,377
Shareholder reporting fees	4,392	6,238
Miscellaneous	2,222	2,786
Insurance fees	1,585	5,424
Distribution fees - Class A (Note 7)	877	37,238
Distribution fees - Class C (Note 7)	-	21,193
Distribution fees - Class D (Note 7)	-	-
Interest expense	80	11,456
Total expenses	263,068	972,458
Advisory fees waived	-	(143,497)
Affiliated fund fee waived (Note 3)	-	-
Net expenses	263,068	828,961
Net investment income (loss)	585,553	(433,203)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(34,297)	4,257,947
Purchased options contracts	-	-
Swap contracts	-	2,323,938
Net realized gain (loss)	(34,297)	6,581,885
Net change in unrealized appreciation/depreciation on:
Investments	(412,608)	(1,966,500)
Purchased options contracts	-	-
Swap contracts	-	(6,852,064)
Net change in unrealized appreciation/depreciation	(412,608)	(8,818,564)
Net realized and unrealized gain (loss)	(446,905)	(2,236,679)
Net Increase (Decrease) in Net Assets from Operations	$138,648	$(2,669,882)

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2025 (Unaudited)

Investment Income:
Interest	$268,279
Total investment income	268,279

Expenses:
Advisory fees	226,926
Fund administration and accounting fees	65,490
Sub-transfer agent fees and expenses	17,251
Registration fees	16,060
Auditing fees	11,972
Legal fees	8,309
Distribution fees - Class C (Note 6)	8,117
Transfer agent fees and expenses	8,095
Chief Compliance Officer fees	7,899
Custody fees	7,149
Miscellaneous	6,057
Trustees' fees and expenses	5,818
Shareholder reporting fees	5,496
Distribution fees - Class A (Note 6)	3,647
Insurance fees	1,688
Total expenses	399,974
Advisory fees waived	(98,685)
Net expenses	301,289
Net investment income (loss)	(33,010)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(1,324,507)
Foreign currency transactions	(169,873)
Net realized gain (loss)	(1,494,380)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(1,853,399)
Foreign currency translations	(28,040)
Net change in unrealized appreciation (depreciation)	(1,881,439)
Net realized and unrealized gain (loss)	(3,375,819)

Net Increase (Decrease) in Net Assets from Operations	$(3,408,829)

See accompanying Notes to Consolidated Financial Statements.

AXS Adaptive Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$388,003	$997,287
Net realized gain (loss) on investments and purchased options contracts	194,491	1,738,190
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	(7,891,980)	5,818,088
Net increase (decrease) in net assets resulting from operations	(7,309,486)	8,553,565

Distributions to Shareholders:
Distributions:
Class I	(2,165,540)	(481,368)
Total distributions to shareholders	(2,165,540)	(481,368)

Capital Transactions:
Net proceeds from shares sold:
Class I	4,903,989	46,459,204
Reinvestment of distributions:
Class I	2,163,039	473,942
Cost of shares redeemed:
Class I	(20,827,720)	(27,646,055)
Net increase (decrease) in net assets from capital transactions	(13,760,692)	19,287,091

Total increase (decrease) in net assets	(23,235,718)	27,359,288

Net Assets:
Beginning of period	58,742,410	31,383,122
End of period	$35,506,692	$58,742,410

Capital Share Transactions:
Shares sold:
Class I	432,340	4,203,149
Shares reinvested:
Class I	188,912	45,659
Shares redeemed:
Class I	(1,908,759)	(2,473,033)
Net increase (decrease) in capital share transactions	(1,287,507)	1,775,775

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$314,168	$36,551
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	510,697	8,895,808
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	(4,691,465)	3,124,054
Net increase from payment by affiliates (Note 3)	-	293
Net increase (decrease) in net assets resulting from operations	(3,866,600)	12,056,706

Distributions to Shareholders:
Distributions:
Class A	-	(18,756)
Class I	(10,666,819)	(656,531)
Total distributions to shareholders	(10,666,819)	(675,287)

Capital Transactions:
Net proceeds from shares sold:
Class A1	100	180
Class I	7,062,697 [2]	3,547,138
Reinvestment of distributions:
Class A1	317,324	18,745
Class I	10,233,230	648,830
Cost of shares redeemed:
Class A1,3	(1,758,753)[4]	(453,049)
Class I5	(8,469,724)	(12,946,170)
Net increase (decrease) in net assets from capital transactions	7,384,874	(9,184,326)

Total increase (decrease) in net assets	(7,148,545)	2,197,093

Net Assets:
Beginning of year	56,386,520	54,189,427
End of year	$49,237,975	$56,386,520

Capital Share Transactions:
Shares sold:
Class A1	5	8
Class I	366,419 [6]	180,312
Shares reinvested:
Class A1	18,417	1,069
Class I	579,786	36,329
Shares redeemed:
Class A1	(102,283)[7]	(24,082)
Class I	(467,145)	(690,584)
Net increase (decrease) in capital share transactions	395,199	(496,948)

[1]	Class A shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $1,724,334 converted from Class A to Class I.
[3]	Net of redemption fees of $0 and $1, respectively.
[4]	Cost of shares redeemed include $1,724,334 converted from Class A to Class I.
[5]	Net of redemption fees of $2,161 and $1, respectively.
[6]	Shares sold include 98,168 converted from Class A to Class I.
[7]	Shares redeemed include 100,577 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$987,812	$3,111,173
Net realized gain (loss) on investments	(2,176,304)	(413,219)
Net change in unrealized appreciation/depreciation on investments	(1,857,163)	11,721,033
Net increase (decrease) in net assets resulting from operations	(3,045,655)	14,418,987

Distributions to Shareholders:
Distributions:
Class A	-	(118,749)
Class D	(112,349)	(279,543)
Class I	(1,035,704)	(2,802,982)
Return of Capital:
Class A	-	(37,631)
Class D	-	(89,977)
Class I	-	(865,718)
Total distributions to shareholders	(1,148,053)	(4,194,600)

Capital Transactions:
Net proceeds from shares sold:
Class A1	3,871	13,199
Class D	17,109	46,929
Class I	3,620,405 [2]	7,105,953
Reinvestment of distributions:
Class A1	31,342	128,630
Class D	93,230	310,658
Class I	910,489	3,365,322
Cost of shares redeemed:
Class A1	(2,233,091)[3]	(525,088)
Class D	(691,818)	(741,513)
Class I	(14,319,258)	(29,163,040)
Net increase (decrease) in net assets from capital transactions	(12,567,721)	(19,458,950)

Total increase (decrease) in net assets	(16,761,429)	(9,234,563)

Net Assets:
Beginning of period	58,410,415	67,644,978
End of period	$41,648,986	$58,410,415

Capital Share Transactions:
Shares sold:
Class A1	225	841
Class D	1,077	3,090
Class I	221,749 [4]	453,929
Shares reinvested:
Class A1	1,936	8,068
Class D	5,941	19,950
Class I	56,494	210,657
Shares redeemed:
Class A1	(139,560)[5]	(33,807)
Class D	(43,400)	(48,478)
Class I	(874,528)	(1,895,790)
Net increase (decrease) in capital share transactions	(770,066)	(1,281,540)

[1]	Class A shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $2,139,460 converted from Class A to Class I.
[3]	Cost of shares redeemed include $2,139,460 converted from Class A to Class I.
[4]	Shares sold include 133,466 converted from Class A to Class I.
[5]	Shares redeemed include 133,955 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$585,553	$1,717,905
Net realized gain (loss) on investments and securities sold short	(34,297)	(80,020)
Net change in unrealized appreciation/depreciation on investments	(412,608)	796,787
Net increase (decrease) in net assets resulting from operations	138,648	2,434,672

Distributions to Shareholders:
Distributions:
Class A1	-	(61,900)
Class I	(616,663)	(1,650,436)
Total distributions to shareholders	(616,663)	(1,712,336)

Capital Transactions:
Net proceeds from shares sold:
Class A1	-	10,473
Class I	4,054,409 [2]	3,839,263
Reinvestment of distributions:
Class A1	8,035	61,461
Class I	603,932	1,633,522
Cost of shares redeemed:
Class A1,3	(1,267,720)[4]	(496,229)
Class I5	(6,059,757)	(8,357,870)
Net increase (decrease) in net assets from capital transactions	(2,661,101)	(3,309,380)

Total increase (decrease) in net assets	(3,139,116)	(2,587,044)

Net Assets:
Beginning of period	33,914,675	36,501,719
End of period	$30,775,559	$33,914,675

Capital Share Transactions:
Shares sold:
Class A1	-	1,173
Class I	460,698 [6]	434,536
Shares reinvested:
Class A1	900	6,957
Class I	68,644	186,040
Shares redeemed:
Class A1	(142,741)[7]	(56,235)
Class I	(688,492)	(953,419)
Net increase (decrease) in capital share transactions	(300,991)	(380,948)

[1]	Class A shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $1,240,606 converted from Class A to Class I.
[3]	Net of redemption fees of $0 and $0, respectively.
[4]	Cost of shares redeemed include $1,240,606 converted from Class A to Class I.
[5]	Net of redemption fees of $839 and $5, respectively.
[6]	Shares sold include 141,672 converted from Class A to Class I.
[7]	Shares redeemed include 139,709 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(433,203)	$(875,959)
Net realized gain (loss) on investments and swap contracts	6,581,885	19,463,392
Net change in unrealized appreciation/depreciation on investments and swap contracts	(8,818,564)	25,838,856
Net increase (decrease) in net assets resulting from operations	(2,669,882)	44,426,289

Distributions to Shareholders:
Distributions:
Class A	-	-
Class I	-	-
Total distributions to shareholders	-	-

Capital Transactions:
Net proceeds from shares sold:
Class A	1,262,287	3,843,379
Class C	110,075	160,900
Class I	6,322,742	16,035,132
Reinvestment of distributions:
Class A	-	-
Class I	-	-
Cost of shares redeemed:
Class A1	(6,330,581)	(19,986,271)
Class C2	(461,814)	(1,853,571)
Class I3	(9,171,106)	(50,663,647)
Net increase (decrease) in net assets from capital transactions	(8,268,397)	(52,464,078)

Total increase (decrease) in net assets	(10,938,279)	(8,037,789)

Net Assets:
Beginning of period	96,889,887	104,927,676
End of period	$85,951,608	$96,889,887

Capital Share Transactions:
Shares sold:
Class A	49,911	191,299
Class C	4,737	8,884
Class I	252,625	782,658
Shares reinvested:
Class A	-	-
Class I	-	-
Shares redeemed:
Class A	(255,617)	(968,670)
Class C	(19,941)	(96,698)
Class I	(368,104)	(2,349,496)
Net increase (decrease) in capital share transactions	(336,389)	(2,432,023)

[1]	Net of redemption fee proceeds of $295 and $2,641, respectively.
[2]	Net of redemption fee proceeds of $6 and $151, respectively.
[3]	Net of redemption fee proceeds of $465 and $1,912, respectively.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(33,010)	$307,417
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,494,380)	(6,666,398)
Net change in unrealized appreciation/depreciation on futures contracts and foreign currency transactions	(1,881,439)	1,603,384
Net increase (decrease) in net assets resulting from operations	(3,408,829)	(4,755,597)

Distributions to Shareholders:
Distributions:
Class A	(17,203)	(107,448)
Class C	-	(15,294)
Class I	(153,715)	(630,455)
Total distributions to shareholders	(170,918)	(753,197)

Capital Transactions:
Net proceeds from shares sold:
Class A1	4,333	332,022
Class C1	4,000	14,750
Class I	10,258,788 [2]	4,627,108
Reinvestment of distributions:
Class A1	16,322	103,353
Class C1	-	14,482
Class I	136,721	561,805
Cost of shares redeemed:
Class A1	(5,663,219)[3]	(1,654,103)
Class C1	(2,984,906)[4]	(974,709)
Class I	(10,875,726)	(13,525,167)
Net increase (decrease) in net assets from capital transactions	(9,103,687)	(10,500,459)

Total increase (decrease) in net assets	(12,683,434)	(16,009,253)

Net Assets:
Beginning of period	38,132,374	54,141,627
End of period	$25,448,940	$38,132,374

Capital Share Transactions:
Shares sold:
Class A1	408	28,719
Class C1	355	1,198
Class I	970,916 [5]	402,016
Shares reinvested:
Class A1	1,525	9,404
Class C1	-	1,240
Class I	12,624	50,522
Shares redeemed:
Class A1	(536,561)[6]	(146,325)
Class C1	(281,262)[7]	(80,252)
Class I	(1,033,081)	(1,175,648)
Net increase (decrease) in capital share transactions	(865,076)	(909,126)

[1]	Class A shares and Class C shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $4,757,462 converted from Class A to Class I and $2,672,700 converted from Class C to Class I .
[3]	Cost of shares redeemed include $4,757,462 converted from Class A to Class I.
[4]	Cost of shares redeemed include $2,672,700 converted from Class C to Class I.
[5]	Shares sold include 704,221 converted from Class A and Class C to Class I.
[6]	Shares redeemed include 456,193 converted from Class A to Class I.
[7]	Shares redeemed include 242,385 converted from Class C to Class I.

See accompanying Notes to Consolidated Financial Statements.

AXS Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(3,045,655)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(64,522,876)
Sales of long-term investments	79,996,998
Return of capital dividends received	285,713
Purchase/Sale of short-term investments, net	1,839,141
(Increase) Decrease in Assets:
Investment securities sold receivable	529,464
Dividends and interest receivables	448,305
Prepaid expenses and other assets	(2,332)
Increase (Decrease) in Liabilities:
Investment securities purchased payable	(47,017)
Interest expense	(27,196)
Advisory fees payable	(6,522)
Accrued expenses	(14,510)
Net realized (gain)/loss	2,180,134
Net change in unrealized appreciation/depreciation	1,857,163
Net cash provided by (used for) operating activities	19,470,810

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	3,644,773
Cost of shares redeemed	(17,274,422)
Dividends paid to shareholders, net of reinvestments	(112,992)
Loan payable	(5,763,199)
Net cash provided by (used for) financing activities	(19,505,840)

Net Increase (Decrease) in cash	(35,030)

Cash and cash equivalents
Beginning cash balance	35,030
Beginning cash held at broker	-
Total beginning cash and cash equivalents	35,030

Ending cash balance	-
Ending cash held at broker	-
Total ending cash and cash equivalents	$-
Supplemental disclosure of interest expense paid	$232,852

Non cash financing activities not included herein consist of $1,035,061 of reinvested dividends.

See accompanying Notes to Financial Statements.

AXS Adaptive Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Period
	For the Six Months Ended March 31, 2025	For the Year Ended September 30,		September 15, 2022* through September 30,
	(Unaudited)	2024	2023	2022
Net asset value, beginning of period	$11.89	$9.92	$10.31	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.23	0.16	- [2]
Net realized and unrealized gain (loss) on investments and purchased options contracts	(2.04)	1.87	(0.52)	0.31
Net increase from payment by affiliates (Note 3)	-	-	- [2]	-
Total from investment operations	(1.95)	2.10	(0.36)	0.31

Less Distributions:
From net investment income	(0.22)	(0.13)	(0.03)	-
Total distributions	(0.22)	(0.13)	(0.03)	-

Net asset value, end of period	$9.72	$11.89	$9.92	$10.31

Total return[3]	(15.01)%[4]	21.42%	(3.51)%	3.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,507	$58,742	$31,383	$11,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.09%[5]	2.02%	2.31%	19.43%[5]
After fees waived and expenses absorbed/recovered	1.99%[5]	1.99%	1.99%	1.99%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.46%[5]	2.01%	1.29%	(17.50)%[5]
After fees waived and expenses absorbed/recovered	1.56%[5]	2.04%	1.61%	(0.06)%[5]

Portfolio turnover rate	-%[4]	-%	-%	-%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended March 31, 2025	For the Year Ended September	For the Period Ended September	For the Year Ended December 31,
	(Unaudited)	30, 2024	30, 2023**	2022	2021	2020	2019
Net asset value, beginning of period	$21.05	$17.07	$16.88	$20.62	$20.92	$17.82	$17.48
Income from Investment Operations:
Net investment income (loss)[1]	0.11	0.01	0.11	(0.08)	(0.20)	(0.26)	(0.15)
Net realized and unrealized gain (loss)	(1.28)	4.20	0.08	(2.55)	0.39	4.27	0.55
Total from investment operations	(1.17)	4.21	0.19	(2.63)	0.19	4.01	0.40

Less Distributions:
From net investment income	(0.02)	(0.23)	-	(1.11)	(0.49)	(0.89)	(0.06)
From net realized gain	(3.85)	-	-	-	-	-	-
From return of capital	-	-	-	-	- [2]	(0.02)	-
Total distributions	(3.87)	(0.23)	-	(1.11)	(0.49)	(0.91)	(0.06)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$16.01	$21.05	$17.07	$16.88	$20.62	$20.92	$17.82

Total return[3]	(7.26)%[4]	24.93%	1.13%[4]	(12.79)%	0.93%	22.47%	2.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,238	$54,657	$52,402	$76,514	$101,977	$83,874	$70,270

Ratio of expenses to average net assets (including dividends from securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	1.84%[6]	1.87%	1.85%[6]	1.80%	1.69%	1.82%	1.70%
After fees waived and expenses absorbed/recovered[5]	1.50%[6]	1.79%	1.85%[6]	1.80%	1.69%	1.82%	1.70%
Ratio of net investment income (loss) to average net assets (including dividends from securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.78%[6]	(0.01)%	0.83%[6]	(0.42)%	(0.93)%	(1.36)%	(0.85)%
After fees waived and expenses absorbed/recovered	1.12%[6]	0.07%	0.83%[6]	(0.42)%	(0.93)%	(1.36)%	(0.85)%

Portfolio turnover rate	7%[4]	577%	649%[4]	742%	330%	437%	325%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class I shareholders received Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2019 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2025. For the year ended September 30, 2024, the expense ratios would have remained unchanged. For the period ended September 30, 2023, the expense ratios would have been lower by 0.07%. For the years ended December 31, 2022, 2021, 2020, 2019, the ratios would have been lowered by 0.08%, 0.06%, 0.10% and 0.02%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class D*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended March 31, 2025	For the Year Ended September	For the Period Ended September	For the Year Ended August 31,
	(Unaudited)	30, 2024	30, 2023**	2023	2022	2021	2020
Net asset value, beginning of period	$16.67	$14.06	$14.79	$15.56	$18.66	$15.49	$21.52
Income from Investment Operations:
Net investment income (loss)[1]	0.24	0.64	0.12	0.37	0.27	0.15	0.49
Net realized and unrealized gain (loss)	(1.25)	2.94	(0.61)	(0.16)	(2.40)	4.00	(5.36)
Total from investment operations	(1.01)	3.58	(0.49)	0.21	(2.13)	4.15	(4.87)

Less Distributions:
From net investment income	(0.31)	(0.73)	(0.12)	(0.58)	(0.32)	(0.47)	(0.83)
From return of capital	-	(0.24)	(0.12)	(0.40)	(0.65)	(0.51)	(0.33)
Total distributions	(0.31)	(0.97)	(0.24)	(0.98)	(0.97)	(0.98)	(1.16)

Net asset value, end of period	$15.35	$16.67	$14.06	$14.79	$15.56	$18.66	$15.49

Total return[2]	(6.09)%[3]	26.13%	(3.34)%[3]	2.12%	(11.90)%	27.80%	(22.99)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,242	$6,302	$5,673	$5,936	$7,364	$10,420	$9,626

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	3.47%[5]	3.81%	3.70%[5]	3.10%	2.56%	2.40%	2.70%
After fees waived and expenses absorbed/recovered[4]	3.20%[5]	3.52%	3.20%[5]	2.98%	2.51%	2.43%	2.68%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.68%[5]	3.90%	9.53%[5]	2.51%	1.49%	0.90%	2.65%
After fees waived and expenses absorbed/recovered	2.95%[5]	4.19%	10.03%[5]	2.63%	1.54%	0.88%	2.67%

Portfolio turnover rate	116%[3]	63%	5%[3]	46%	93%	149%	153%

*	Financial information from August 31, 2020 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective September 1, 2023.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 0.80% for the six months ended March 31, 2025. For the year ended September 30, 2024, the expense ratios would have been lower by 1.12%. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, and 2020, the expense ratios would have been lower by 0.58%, 0.17%, 0.09%, and 0.34%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended March 31, 2025	For the Year Ended September	For the Period Ended September	For the Year Ended August 31,
	(Unaudited)	30, 2024	30, 2023**	2023	2022	2021	2020
Net asset value, beginning of period	$17.14	$14.43	$15.19	$15.96	$19.08	$15.78	$21.83
Income from Investment Operations:
Net investment income (loss)[1]	0.33	0.81	0.13	0.53	0.45	0.32	0.67
Net realized and unrealized gain (loss)	(1.30)	3.03	(0.62)	(0.18)	(2.46)	4.10	(5.44)
Total from investment operations	(0.97)	3.84	(0.49)	0.35	(2.01)	4.42	(4.77)

Less Distributions:
From net investment income	(0.39)	(0.85)	(0.14)	(0.67)	(0.46)	(0.61)	(0.95)
From return of capital	-	(0.28)	(0.13)	(0.45)	(0.65)	(0.51)	(0.33)
Total distributions	(0.39)	(1.13)	(0.27)	(1.12)	(1.11)	(1.12)	(1.28)

Net asset value, end of period	$15.78	$17.14	$14.43	$15.19	$15.96	$19.08	$15.78

Total return[2]	(5.68)%[3]	27.35%	(3.23)%[3]	3.16%	(10.97)%	29.12%	(22.22)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,407	$49,761	$59,638	$62,787	$120,093	$181,351	$150,062

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.47%[5]	2.81%	2.70%[5]	2.10%	1.56%	1.40%	1.71%
After fees waived and expenses absorbed/recovered[4]	2.20%[5]	2.52%	2.20%[5]	1.98%	1.51%	1.43%	1.69%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.68%[5]	4.90%	10.53%[5]	3.51%	2.49%	1.88%	3.65%
After fees waived and expenses absorbed/recovered	3.95%[5]	5.19%	11.03%[5]	3.63%	2.53%	1.85%	3.67%

Portfolio turnover rate	116%[3]	63%	5%[3]	46%	93%	149%	153%

*	Financial information from August 31, 2020 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective September 1, 2023.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 0.80% for the six months ended March 31, 2025. For the year ended September 30, 2024, the expense ratios would have been lower by 1.12%. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, and 2020, the expense ratios would have been lower by 0.58%, 0.17%, 0.09%, and 0.35%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the	For the
	March 31, 2025	Year Ended September	Period Ended September	For the Year Ended December 31,
	(Unaudited)	30, 2024	30, 2023 **	2022	2021	2020	2019***
Net asset value, beginning of period	$8.89	$8.70	$9.11	$10.12	$10.54	$10.13	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.46	0.37	0.23	0.42	0.37	0.48
Net realized and unrealized gain (loss)	(0.11)	0.19	(0.40)	(1.00)	(0.45)	0.33	0.05 [2]
Total from investment operations	0.05	0.65	(0.03)	(0.77)	(0.03)	0.70	0.53

Less Distributions:
From net investment income	(0.18)	(0.46)	(0.38)	(0.24)	(0.39)	(0.30)	(0.39)
Return of capital	-	-	-	-	- [3]	(0.01)	(0.01)
Total distributions	(0.18)	(0.46)	(0.38)	(0.24)	(0.39)	(0.31)	(0.40)

Redemption fee proceeds [1]	- [3]	- [3]	- [3]	- [3]	- [3]	0.02	- [3]
Net asset value, end of period	$8.76	$8.89	$8.70	$9.11	$10.12	$10.54	$10.13

Total return [4]	0.54%[5]	7.68%	(0.35)%[5]	(7.66)%	(0.36)%	7.26%	5.35%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,776	$32,643	$34,848	$41,526	$62,146	$43,420	$19,215

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered [6]	1.68%[7]	1.76%	1.68%[7]	1.58%	1.51%	1.57%	2.10%[7]
After fees waived and expenses absorbed/recovered [6]	1.68%[7]	1.76%	1.68%[7]	1.58%	1.51%	1.61%[8]	2.00%[7]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	3.75%[7]	5.21%	5.50%[7]	2.42%	4.04%	3.60%	4.73%[7]
After fees waived and expenses absorbed/recovered	3.75%[7]	5.21%	5.50%[7]	2.42%	4.04%	3.56%	4.83%[7]

Portfolio turnover rate	116%[5]	406%	612%[5]	894%	555%	478%	645%[5]

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class I shareholders received Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 2, 2019 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
***	The Fund commenced operations on January 2, 2019.
[1]	Based on average shares outstanding during the period.
[2]	The amount of net realized and unrealized gain on investment per share for the period ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived and absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2025, the year ended September 30, 2024 and the period ended September 30, 2023. For the years ended December 31, 2022, 2021, 2020, and 2019, the ratios would have been lower by 0.00%, 0.00%, 0.00%, and 0.01%, respectively.
[7]	Annualized.
[8]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.02	$15.77	$11.99	$35.13	$31.14	$18.26
Income from Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.18)	(0.12)	(0.21)	(0.34)	(0.18)
Net realized and unrealized gain (loss)	(0.71)	7.43	4.00	(16.26)	9.73	13.04
Net increase from payment by affiliates	-	-	-	- [2,3]	- [2,3]	-
Total from investment operations	(0.83)	7.25	3.88	(16.47)	9.39	12.86

Less Distributions:
From net investment income	-	-	(0.10)	(2.56)	-	-
From net realized gain	-	-	-	(4.11)	(5.41)	-
Total distributions	-	-	(0.10)	(6.67)	(5.41)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	0.02

Net asset value, end of period	$22.19	$23.02	$15.77	$11.99	$35.13	$31.14

Total return[4]	(3.61)%[5]	45.97%	32.56%	(57.66)%	33.23%	70.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,487	$30,142	$32,897	$34,824	$103,229	$82,691

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.05%[6,7]	1.97%	1.97%	2.07%	1.85%	1.89%
After fees waived and expenses absorbed/recovered	1.77%[6,7]	1.75%	1.75%	1.75%	1.76%	1.75%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(1.27)%[6]	(1.10)%	(1.03)%	(1.29)%	(1.11)%	(0.90)%
After fees waived and expenses absorbed/recovered	(0.99)%[6]	(0.88)%	(0.81)%	(0.97)%	(1.02)%	(0.76)%

Portfolio turnover rate	13%[5]	29%	24%	72%	100%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $3,927 and $1,532 for error during processing for the years ended September 30, 2021 and 2022, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended March 31, 2025.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.39	$14.76	$11.22	$33.33	$29.98	$17.71
Income from Investment Operations:
Net investment income (loss)[1]	(0.20)	(0.31)	(0.21)	(0.36)	(0.57)	(0.34)
Net realized and unrealized gain (loss)	(0.66)	6.94	3.75	(15.28)	9.32	12.60
Net increase from payment by affiliates	-	-	-	- [2,3]	- [2,3]	-
Total from investment operations	(0.86)	6.63	3.54	(15.64)	8.75	12.26

Less Distributions:
From net investment income	-	-	-	(2.36)	-	-
From net realized gain	-	-	-	(4.11)	(5.41)	-
Total distributions	-	-	-	(6.47)	(5.41)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	0.01

Net asset value, end of period	$20.53	$21.39	$14.76	$11.22	$33.33	$29.98

Total return[4]	(4.02)%[5]	44.92%	31.55%	(57.99)%	32.26%	69.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,611	$4,086	$4,115	$4,210	$14,776	$11,205

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.80%[6,7]	2.72%	2.72%	2.82%	2.60%	2.64%
After fees waived and expenses absorbed/recovered	2.52%[6,7]	2.50%	2.50%	2.50%	2.51%	2.50%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(2.00)%[6]	(1.85)%	(1.78)%	(2.04)%	(1.86)%	(1.64)%
After fees waived and expenses absorbed/recovered	(1.72)%[6]	(1.63)%	(1.56)%	(1.72)%	(1.77)%	(1.50)%

Portfolio turnover rate	13%[5]	29%	24%	72%	100%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $3,927 and $1,532 for error during processing for the years ended September 30, 2021 and 2022, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended March 31, 2025.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.46	$16.02	$12.20	$35.63	$31.45	$18.40
Income from Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.13)	(0.08)	(0.16)	(0.26)	(0.12)
Net realized and unrealized gain (loss)	(0.73)	7.57	4.05	(16.53)	9.84	13.16
Net increase from payment by affiliates	-	-	-	- [2,3]	- [2,3]	-
Total from investment operations	(0.82)	7.44	3.97	(16.69)	9.58	13.04

Less Distributions:
From net investment income	-	-	(0.15)	(2.64)	-	-
From net realized gain	-	-	-	(4.11)	(5.41)	-
Total distributions	-	-	(0.15)	(6.75)	(5.41)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	0.01	0.01

Net asset value, end of period	$22.64	$23.46	$16.02	$12.20	$35.63	$31.45

Total return[4]	(3.50)%[5]	46.44%	32.80%	(57.56)%	33.54%	70.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,854	$62,662	$67,916	$68,761	$257,170	$148,199

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.80%[6,7]	1.72%	1.72%	1.82%	1.60%	1.64%
After fees waived and expenses absorbed/recovered	1.52%[6,7]	1.50%	1.50%	1.50%	1.51%	1.50%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(1.00)%[6]	(0.85)%	(0.78)%	(1.04)%	(0.86)%	(0.66)%
After fees waived and expenses absorbed/recovered	(0.72)%[6]	(0.63)%	(0.56)%	(0.72)%	(0.77)%	(0.52)%

Portfolio turnover rate	13%[5]	29%	24%	72%	100%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $3,927 and $1,532 for error during processing for the years ended September 30, 2021 and 2022, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended March 31, 2025.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.09	$12.45	$12.95	$12.34	$9.50	$11.35
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.09	0.16	(0.15)	(0.17)	- [2]
Net realized and unrealized gain (loss)	(1.12)	(1.25)	(0.47)	2.86	3.01	(1.45)
Total from investment operations	(1.13)	(1.16)	(0.31)	2.71	2.84	(1.45)

Less Distributions:
From net investment income	(0.07)	(0.20)	(0.19)	(2.10)	-	(0.40)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.07)	(0.20)	(0.19)	(2.10)	-	(0.40)

Net increase from payment by affiliates	-	-	-	-	-	0.00 [2,3]

Net asset value, end of period	$9.89	$11.09	$12.45	$12.95	$12.34	$9.50

Total return[4]	(10.29)%[5]	(9.32)%	(2.35)%	26.58%	29.89%	(13.07)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,449	$29,103	$41,683	$45,656	$14,723	$11,955

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	2.48%[7]	2.28%	2.29%	2.35%	3.11%	2.10%
After fees waived and expenses absorbed[6]	1.85%[7]	1.85%	1.85%	1.85%	1.85%	1.87%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.77)%[7]	0.37%	0.86%	(1.72)%	(2.71)%	(0.19)%
After fees waived and expenses absorbed	(0.14)%[7]	0.80%	1.30%	(1.22)%	(1.45)%	0.04%

Portfolio turnover rate	0%[5]	0%	0%	0%	0%	0%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0%, 0% and 0.02% for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
[7]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Note 1 – Organization

AXS Adaptive Plus Fund (the “Adaptive Plus Fund”), AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”), AXS Income Opportunities Fund (the “Income Opportunities Fund”), AXS Tactical Income Fund (the “Tactical Income Fund”) and AXS FTSE Venture Capital Return Tracker Fund (the “FTSE Venture Capital Return Tracker Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, other than the Adaptive Plus Fund, is a diversified fund. The Adaptive Plus Fund is a non-diversified fund.

The Adaptive Plus Fund’s investment objective is to seek capital appreciation in rising and falling U.S. equity markets. The Adaptive Plus Fund currently offers one class of shares, Class I. Investor Class Shares are not currently available. The Fund’s Class I shares commenced operations on September 15, 2022.

The Dynamic Opportunity Fund’s investment objective is to seek long-term capital appreciation with a short-term focus on capital preservation. Effective July 1, 2023, the Dynamic Opportunity Fund changed fiscal year and tax year ends from December 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Dynamic Opportunity Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Dynamic Opportunity Fund acquired the assets and assumed the liabilities of the ACM Dynamic Opportunity Fund (the "AXS Dynamic Opportunity Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Dynamic Opportunity Predecessor Fund on May 10, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Dynamic Opportunity Fund assumed the performance and accounting history of the AXS Dynamic Opportunity Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Dynamic Opportunity Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Dynamic Opportunity Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	116,630	$1,881,167
Class I	3,939,339	64,761,951

The net unrealized appreciation of investments transferred was $7,284,210 as of the date of the acquisition.

The Income Opportunities Fund’s investment objective is to seek to maximize current income with potential for modest growth capital. Effective September 1, 2023, the Income Opportunities Fund changed fiscal year end from August 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Income Opportunities Fund commenced investment operations on May 16, 2022 with Class A shares, Class D Shares and Class I shares. Prior to that date, the Income Opportunities Fund acquired the assets and assumed the liabilities of the Orinda Income Opportunities Fund (the “Income Opportunities Predecessor Fund”), a series of the RBB Fund, Inc., which offered three class of shares, Class A, Class D, and Class I shares. On May 6, 2022, beneficial owners of the Income Opportunities Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Income Opportunities Fund. The Plan of Reorganization was approved by the Trust’s Board on January 20, 2022 and by the RBB Fund, Inc. Board on January 20, 2022. The tax-free reorganization was accomplished on May 13, 2022. As a result of the reorganization, the Income Opportunities Fund assumed the performance and accounting history of the Income Opportunities Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Income Opportunities Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Income Opportunities Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	288,994	$4,713,613
Class D	500,841	7,997,228
Class I	7,682,748	125,743,540

The net unrealized depreciation of investments transferred was $14,736,986 as of the date of the acquisition.

The Tactical Income Fund’s investment objective is to seek to generate income, with capital preservation as a secondary objective. Effective July 1, 2023, the Tactical Income Fund changed fiscal and tax year ends from December 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Tactical Income Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Tactical Income Fund acquired the assets and assumed the liabilities of the ACM Tactical Income Fund (the "AXS Tactical Income Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Tactical Income Predecessor Fund on May 5, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Tactical Income Fund assumed the performance and accounting history of the AXS Tactical Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Tactical Income Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Tactical Income Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	236,949	$2,120,926
Class I	4,507,040	40,364,152

The net unrealized appreciation of investments transferred was $133,691 as of the date of the acquisition.

The FTSE Venture Capital Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The FTSE Venture Capital Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the FTSE Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the " FTSE Venture Capital Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the FTSE Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the FTSE Venture Capital Return Tracker Fund assumed the performance and accounting history of the FTSE Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the FTSE Venture Capital Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the FTSE Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(c) Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Equity Swaps (Total Return Swaps)

FTSE Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Fund enter into a “long” equity swap, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Fund will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Fund’ return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Fund on the notional amount. Alternatively, when the Fund enter into a “short” equity swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular referenced security or securities short, less the dividend expense that the Fund would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Fund will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had they been invested directly in the referenced security or securities.

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund are contractually obligated to make. If the other party to an equity swap defaults, the Fund’ risk of loss consists of the net amount of payments that the Fund are contractually entitled to receive, if any. The Fund will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Fund’ current obligations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Equity swaps are derivatives and their value can be very volatile. The Fund may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Fund may suffer a loss, which may be substantial. As of March 31, 2025, open swap agreements are shown in the Schedules of Investments.

(e) Real Estate Investment Trusts (“REITs”)

The Income Opportunities Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(f) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(i) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually, except for the Income Opportunities Fund, which will distribute net investment income quarterly, and the Tactical Income Fund, which will distribute net investment income monthly. Net capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(k) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Fund	Investment Advisory Fees
Adaptive Plus Fund	1.50%
Dynamic Opportunity Fund	1.25%
Income Opportunities Fund	1.00%
Tactical Income Fund	1.00%
FTSE Venture Capital Return Tracker Fund	1.25%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the total limit on annual operating expenses of each fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

These agreements are in effect until January 31, 2026 for the Funds, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Total Limit on Annual
	Operating Expenses†
	Class A Shares	Class C Shares	Class D Shares	Class I Shares
Adaptive Plus Fund	-	-	-	1.99%
Dynamic Opportunity Fund	-	-	-	2.15%
Income Opportunities Fund	-	-	2.40%	1.40%
Tactical Income Fund	-	-	-	2.00%
FTSE Venture Capital Return Tracker Fund	1.75%	2.50%	-	1.50%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended March 31, 2025, the Advisor waived a portion of its advisory fees totaling $25,262, $70,166 and $143,497 for the Adaptive Plus Fund, Income Opportunities Fund and FTSE Venture Capital Return Tracker Fund, respectively.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Adaptive Plus Fund	Income Opportunities Fund
August 31, 2025	$-	$89,686
September 30, 2025	23,459	-
August 31, 2026	-	117,609
September 30, 2026	68,537	28,256
September 30, 2027	14,184	176,578
September 30, 2028	25,262	70,166
Total	$131,442	$482,295

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

FTSE Venture Capital Return Tracker Fund
September 30, 2025	$746,554
September 30, 2026	243,172
September 30, 2027	262,693
September 30, 2028	143,497
Total	$1,395,916

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Dynamic Opportunity Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Adaptive Plus Fund, Tradr 2X Long Triple Q Monthly ETF and Tradr 2X Long Triple Q Quarterly ETF. For the six months ended March 31, 2025, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

During the year ended September 30, 2024, a service provider reimbursed the Dynamic Opportunity Fund $293 for losses from an NAV error. This amount is reported on the Dynamic Opportunity Fund’s Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2025, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. The amount shown as “Fees paid indirectly” on the Statements of Operations is a portion of the Trustees fees paid by the Trust’s Co-Administrators.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2025, are reported on the Statements of Operations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Adaptive Plus Fund	Dynamic Opportunity Fund	Income Opportunities Fund
Cost of investments	$38,604,972	$45,098,452	$46,038,394

Gross unrealized appreciation	$36,211	$6,455,832	$103,852
Gross unrealized depreciation	(2,955,722)	(3,004,510)	(732,722)
Net unrealized appreciation (depreciation) on investments	$(2,919,511)	$3,451,322	$(628,870)

	Tactical Income Fund	FTSE Venture Capital Return Tracker Fund
Cost of investments	$30,545,030	$66,564,039

Gross unrealized appreciation	$378,111	$27,589,396
Gross unrealized depreciation	(84,651)	(3,448,318)
Net unrealized appreciation (depreciation) on investments	$293,460	$24,141,078

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2024 were as follows:

	Adaptive Plus Fund	Dynamic Opportunity Fund	Income Opportunities Fund
Undistributed ordinary income	$814,716	$4,640,241	$-
Undistributed long-term capital gains	1,133,483	5,635,332	-
Tax accumulated earnings	1,948,199	10,275,573	-

Accumulated capital and other losses	-	-	(49,082,161)
Unrealized appreciation (depreciation) on investments	4,972,469	4,625,791	1,228,293
Unrealized appreciation (depreciation) on payments from affiliates	-	293	-
Unrealized Trustees’ deferred compensation	(6,626)	(6,486)	(14,686)
Total accumulated earnings (deficit)	$6,914,042	$14,895,171	$(47,868,554)

	Tactical Income Fund	FTSE Venture Capital Return Tracker Fund
Undistributed ordinary income	$126	$-
Undistributed long-term capital gains	-	-
Tax accumulated earnings	126	-

Accumulated capital and other losses	(9,117,383)	(103,155,824)
Unrealized appreciation (depreciation) on investments	706,067	26,107,578
Unrealized appreciation (depreciation) on swap contracts	-	2,528,610
Unrealized Trustees’ deferred compensation	(3,973)	(48,868)
Total accumulated earnings (deficit)	$(8,415,163)	$(74,568,504)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The tax character of the distributions paid during the years ended September 30, 2024 and September 30, 2023, were as follows:

	Adaptive Plus Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$481,368	$54,338
Net long-term capital gains	-	-
Total distributions paid	$481,368	$54,338

	Dynamic Opportunity Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$675,287	$-
Net long-term capital gains	-	-
Total distributions paid	$675,287	$-

	Income Opportunities Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$3,201,274	$624,677
Net long-term capital gains	-	-
Return of capital	993,326	612,989
Total distributions paid	$4,194,600	$1,237,666

	Tactical Income Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$1,712,336	$1,720,297
Net long-term capital gains	-	-
Total distributions paid	$1,712,336	$1,720,297

	FTSE Venture Capital Return Tracker Fund
	September 30, 2024	September 30, 2023
Distributions paid from:
Ordinary income	$-	$1,045,319
Net long-term capital gains	-	-
Total distributions paid	$-	$1,045,319

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

As of September 30, 2024, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

Late-Year Ordinary Losses
FTSE Venture Capital Return Tracker Fund	$4,585,953

As of September 30, 2024, the Funds had net capital loss carryovers as follows:

Not subject to expiration:	Short-term	Long-term	Total
Adaptive Plus Fund	$-	$-	$-
Dynamic Opportunity Fund	-	-	-
Income Opportunities Fund	30,509,795	18,572,366	49,082,161
Tactical Income Fund	8,341,170	776,213	9,117,383
FTSE Venture Capital Return Tracker Fund	96,247,642	2,322,229	98,569,871

The Adaptive Plus Fund and Dynamic Opportunity Fund had utilized non-expiring capital loss carry overs totaling $164,741 and $1,075,149, respectively.

Note 5 – Redemption Fee

The Dynamic Opportunity Fund, Tactical Income Fund and FTSE Venture Capital Return Tracker Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Dynamic Opportunity Fund	$2,161	$2
Tactical Income Fund	839	5
FTSE Venture Capital Return Tracker Fund	766	4,704

Note 6 – Investment Transactions

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, option transactions and short-term U.S. Government securities were as follows:

	Purchases	Sales
Adaptive Plus Fund	$-	$-
Dynamic Opportunity Fund	3,156,054	2,788,383
Income Opportunities Fund	64,522,876	79,996,998
Tactical Income Fund	33,953,726	33,471,795
FTSE Venture Capital Return Tracker Fund	12,450,195	18,002,815

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A shares, Class C shares and Class D shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25%, 1.00% and 1.00%, respectively, of average daily net assets. Effective as of the close of business on January 10, 2025, the Class A Shares of Dynamic Opportunity Fund, Tactical Income Fund and Income Opportunities Fund were converted into Class I Shares. Class A shares were subsequently terminated. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended March 31, 2025, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Fund-linked options are stated at fair value based on the fair value of the ProfitScore Capital Management, Inc. Regime Adaptive Equity trading program, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value:

Adaptive Plus Fund	Level 1	Level 2	Level 3**	Total
Investments
U.S. Treasury Bills	$-	$27,795,556	$-	$27,795,556
Short-Term Investments	438,890	-	-	438,890
Total Investments	438,890	27,795,556	-	28,234,446
Purchased Options Contracts	-	7,451,015	-	7,451,015
Total Investments and Purchased Options Contracts	$438,890	$35,246,571	$-	$35,685,461

Dynamic Opportunity Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$16,591,280	$-	$-	$16,591,280
Exchange-Traded Funds	9,653,152	-	-	9,653,152
Mutual Funds	8,639,809	-	-	8,369,809
Short-Term Investments	13,655,533	-	-	13,655,533
Total Investments	$48,549,774	$-	$-	$48,549,774

Income Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$45,155,695	$-	$-	$45,155,695
Short-Term Investments	253,829	-	-	253,829
Total Investments	$45,409,524	$-	$-	$45,409,524

Tactical Income Fund	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$30,536,248	$-	$-	$30,536,248
Short-Term Investments	302,242	-	-	302,242
Total Investments	$30,838,490	$-	$-	$30,838,490

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

FTSE Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$90,033,881	$-	$-	$90,033,881
Short-Term Investments	671,236	-	-	671,236
Total Assets	$90,705,117	$-	$-	$90,705,117
Liabilities
Other Financial Instruments***
Swap Contracts	$-	$4,323,454	$-	$4,323,454
Total Liabilities	$-	$4,323,454	$-	$4,323,454

[1]	For a detailed break-out by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 2 or 3 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Adaptive Plus Fund and FTSE Venture Capital Return Tracker Fund invested in options contracts and swap contracts during the six months ended March 31, 2025.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2025, by risk category are as follows:

Adaptive Plus Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$7,451,015

FTSE Venture Capital Return Tracker Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized depreciation on open swap contracts	$4,323,454

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2025, are as follows:

Adaptive Plus Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$194,504

FTSE Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$2,323,938

Adaptive Plus Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(7,858,167)

FTSE Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(6,852,064)

The average quarterly volume of derivative instruments held by the Funds during the six months ended March 31, 2025, are as follows:

Adaptive Plus Fund
Purchased Options Contracts
Equity contracts	Notional Value	$95

FTSE Venture Capital Return Tracker Fund
Open Swap Contracts – Long
Equity contracts	Notional Value	$150,272,199

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of open swap contracts. As of March 31, 2025, the Funds are subject to a master netting arrangement for the open swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2025:

FTSE Venture Capital Return Tracker Fund
			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$(4,323,454)	$4,323,454	$-	$-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Funds have ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of March 31, 2025, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Exchange-Traded Funds - 9.8%
Tradr 2X Long Triple Q Monthly ETF	$5,521,870	$-	$(2,788,382)	$309,565	$(615,498)	$2,427,555	$720
Tradr 2X Long Triple Q Quarterly ETF	-	2,767,520	-	-	(366,199)	2,401,321	-
Total	$5,521,870	$2,767,520	$(2,788,382)	$309,565	$(981,697)	$4,828,876	$720
Mutual Funds - 17.5%
AXS Adaptive Plus Fund - Class I	$10,165,191	$388,534	$-	$-	$(1,913,916)	$8,639,809	$388,534
Total	$10,165,191	$388,534	$-	$-	$(1,913,916)	$8,639,809	$388,534

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Exchange-Traded Funds
Tradr 2X Long Triple Q Monthly ETF	211,000	-	(105,500)	105,500
Tradr 2X Long Triple Q Quarterly ETF	-	109,300	-	109,300
Total	211,000	109,300	(105,500)	214,800
Mutual Funds
AXS Adaptive Pl us Fund - Class I	854,937	33,933	-	888,870
Total	854,937	33,933	-	888,870

Note 13 – Borrowing

The Income Opportunities Fund has entered into a borrowing agreement with BNP Paribas. The Fund may borrow amounts up to one-third of the value of its assets. The Income Opportunities Fund is charged interest of the overnight bank funding rate (OBFR) plus 0.40% and 1.30%. Interest expense for the six months ended March 31, 2025, is disclosed on the Statements of Operations, if applicable. Credit facility activity for the six months ended March 31, 2025, was as follows:

Maximum available credit as of March 31, 2025	$15,149,443
Largest amount outstanding on an individual day	9,509,228
Average daily loan outstanding	7,004,075
Credit facility outstanding as of March 31, 2025	3,646,928
Average interest rate when in use	5.74%
Interest	$205,656

Note 14 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Adaptive Plus Fund and Dynamic Opportunity Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 15 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 16 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2025, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Adaptive Plus Fund	Charles Schwab & Co.	69.4%
Adaptive Plus Fund	National Financial Services, LLC	29.4%
Dynamic Opportunity Fund	Charles Schwab & Co.	93.8%
Income Opportunities Fund	Charles Schwab & Co.	25.8%
Income Opportunities Fund	Pershing LLC	45.6%
Tactical Income Fund	Charles Schwab & Co.	87.0%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 17 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 18 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Note 1 – Organization

AXS Chesapeake Strategy Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation. Effective as of the close of business on January 10, 2025, Class A shares and Class C shares were converted into Class I shares. Class A shares and Class C shares were subsequently terminated.

The Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Equinox Chesapeake Strategy Fund (the “Chesapeake Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On November 6, 2019, beneficial owners of the Chesapeake Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Fund assumed the performance and accounting history of the Chesapeake Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Chesapeake Strategy Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Chesapeake Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	455,380	$4,835,786
Class C	52,298	541,044
Class I	7,369,196	78,929,398

The net unrealized depreciation of investments transferred was $2,540,824 as of the date of the acquisition.

On November 3, 2021, based on the recommendation of the Advisor, the Trust’s Board approved the reorganization of the AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Fund”) into the Fund. The Board called and held a meeting of shareholders of Aspect Core Fund on December 15, 2021, where shareholders approved the reorganization. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Aspect Core Fund (the “Target Fund”) to the Fund and the assumption of the liabilities of the Aspect Core Fund by the Fund. Following the reorganization, the Fund held the assets of the Aspect Core Fund. The reorganization was effective as of the close of business on December 17, 2021. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Aspect Core Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	83,620	$839,543
Class C	180,850	1,924,244
Class I	295,670	3,001,051

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, AXS Chesapeake Strategy Fund Limited (the “Fund’s subsidiary” or “subsidiary”), a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Fund’s subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Fund’s subsidiary is advised by Chesapeake Investment Management LLC (“Chesapeake” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies specified in the Fund’s prospectus and statement of additional information. The Fund’s subsidiary will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Fund’s subsidiary was April 19, 2012. As of March 31, 2025, total assets of the Chesapeake Strategy Fund were $25,875,811 of which $1,627,422, or approximately 6.29%, represented the Fund’s ownership of the shares of the Fund’s subsidiary.

For tax purposes, the Fund’s subsidiary is an exempted Cayman investment company. The Fund’s subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, each subsidiary is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the subsidiary’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Futures Contracts

The Fund purchases and sells futures contracts to pursue its investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(d) Forward Foreign Currency Contracts

The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

(e) Short-Term Investments

The Fund invests a significant amount (81.5% of its net assets as of March 31, 2025) in the UMB Bank, Money Market Fiduciary Deposit Investment and UMB Bank, Institutional Banking Money Market II Deposit Investment. The UMB Bank, Money Market Fiduciary Deposit Investment and UMB Bank, Institutional Banking Money Market II Deposit Investment act as a bank deposit for the Fund, providing interest-bearing accounts for short-term investment purposes. These investment vehicles are not publicly traded on open markets.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays twice a month investment advisory fee to the Advisor at the annual rate of 1.45% of the Fund’s average daily net assets. The Advisor has engaged Chesapeake Capital Corporation (“Chesapeake”), a Sub-Advisor, to manage the Chesapeake Strategy Fund’s overall investment program, and pays Chesapeake from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.85% of the average daily net assets of the Fund’s Class I shares until January 31, 2026, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

The investment management fees include a management fee paid to the advisor by the Fund’s subsidiary at the annual rate of 1.45% of the subsidiary’s average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Trust’s Board of Trustees.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, the Advisor waived a portion of its advisory fees totaling $98,685. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At March 31, 2025, the amount of these potentially recoverable expenses was $717,745. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Consolidated Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than September 30, of the year stated below:

2025	$172,227
2026	252,712
2027	194,121
2028	98,685
Total	$717,745

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2025, are reported on the Consolidated Statement of Operations.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2025, are reported on the Consolidated Statement of Operations.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2025, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$20,729,179

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation/(depreciation)	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2024 were as follows:

Undistributed ordinary income	$170,350
Undistributed long-term capital gains	-
Tax accumulated earnings	170,350

Accumulated capital and other losses	(25,984,151)
Unrealized Appreciation/(Depreciation)	-
Unrealized Appreciation/(Depreciation) - futures contracts	815,368
Unrealized Appreciation/(Depreciation) - forward foreign currency exchange contracts	-
Unrealized Appreciation/(Depreciation) - foreign currency translations	61,697
Unrealized deferred compensation	(28,403)
Total accumulated earnings/(deficit)	$(24,965,139)

The tax character of the distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023, were as follows:

Distributions paid from:	2024	2023
Ordinary income	$753,197	$839,695
Net long-term capital gains	-	-
Total distributions paid	$753,197	$839,695

At September 30, 2024, the Fund had an accumulated net capital loss carry forward as follows:

Short-term	$10,883,408
Long-term	2,924,227
Total	$13,807,635

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

During the year ended September 30, 2024, the Chesapeake Strategy Fund utilized non-expiring capital loss carry overs totaling $0 respectively.

Note 5 – Investment Transactions

For the six months ended March 31, 2025, the Fund’s purchases and sales of investments, excluding short-term investments and futures contracts, were $0 and $0, respectively.

Note 6 – Distribution Plan

The Trust on behalf the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to, Class A shares and Class C shares, the Plan provided for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Effective as of the close of business on January 10, 2025, the Class A Shares and Class C Shares were converted into Class I Shares. Class A Shares and Class C Shares were subsequently terminated. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended March 31, 2025, distribution fees incurred are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Chesapeake Strategy Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$20,729,179	$-	$-	$20,729,179
Total Assets	$20,729,179	$-	$-	$20,729,179
Liabilities
Other Financial Instruments**
Futures Contracts	$320,426	$-	$-	$320,426
Total Liabilities	$320,426	$-	$-	$320,426

*	The Fund did not hold any Level 2 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the six months ended March 31, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2025, by risk category are as follows:

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Chesapeake Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Assets and Liabilities	Value	Consolidated Statement of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$473,722	Unrealized depreciation on open futures contracts*	$(431,757)
Currency contracts	Unrealized appreciation on open futures contracts*	145,410	Unrealized depreciation on open futures contracts*	(53,925)
Index contracts	Unrealized appreciation on open futures contracts*	51,811	Unrealized depreciation on open futures contracts*	(565,966)
Interest rate contracts	Unrealized appreciation on open futures contracts*	257,242	Unrealized depreciation on open futures contracts*	(196,963)
	Total unrealized appreciation on open futures contracts*	928,185	Total unrealized depreciation on open futures contracts*	(1,248,611)
Net unrealized appreciation/(depreciation) on open futures contracts**				$(320,426)

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.
**	Net unrealized appreciation/(depreciation) on open futures contracts is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended March 31, 2025, are as follows:

Chesapeake Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$140,777
Currency contracts	(478,192)
Index contracts	1,142,683
Interest rate contracts	(2,129,775)
Total	$(1,324,507)

Chesapeake Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$(578,396)
Currency contracts	(93,430)
Index contracts	(1,282,787)
Interest rate contracts	101,214
Total	$(1,853,399)

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The average quarterly volume of derivative instruments held by the Fund during the six months ended March 31, 2025, are as follows:

Chesapeake Strategy Fund
		Long Futures Contracts	Short Futures Contracts
Commodity contracts	Notional Value	$9,651,060	$12,690,997
Currency contracts	Notional Value	7,091,518	29,449,521
Index contracts	Notional Value	36,120,612	833,706
Interest rate contracts	Notional Value	48,641,460	28,584,436

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures, forward foreign currency exchange and swap contracts. As of March 31, 2025, the Fund is subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2025:

Chesapeake Strategy Fund
			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation/(depreciation) on open futures contracts*	StoneX	$(320,426)	$-	$-	$(320,426)

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2025, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Charles Schwab & Co.	31.1%
National Financial Services LLC	34.5%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on January 22, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	AXS Adaptive Plus Fund (the “Adaptive Plus Fund”),
●	AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund”),
●	AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”),
●	AXS FTSE Venture Capital Return Tracker Fund (the “Venture Capital Return Tracker Fund”),
●	AXS Income Opportunities Fund (the “Income Opportunities Fund”), and
●	AXS Tactical Income Fund (the “Tactical Income Fund”)

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

●	the sub-advisory agreement (the “Chesapeake Sub-Advisory Agreement”) between the Advisor and Chesapeake Capital Corporation (“Chesapeake Capital”) with respect to the Chesapeake Strategy Fund;

●	the investment advisory agreement between the Advisor and AXS Chesapeake Strategy Fund Limited (the “Chesapeake Subsidiary”), a wholly-owned subsidiary of the Chesapeake Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Advisor and Chesapeake Capital with respect to the Chesapeake Subsidiary (together, the “Chesapeake Strategy Fund Subsidiary Agreements”);

Chesapeake Capital is referred to below as the “Sub-Advisor.” The Advisory Agreement, the Chesapeake Sub-Advisory Agreement, and the Chesapeake Strategy Fund Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.”

In approving renewal of the Fund Advisory Agreements with respect to each Fund and the Chesapeake Subsidiary, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund, the Chesapeake Subsidiary, and shareholders of the Fund and the Chesapeake Subsidiary, as applicable.

Background

In advance of the meeting, the Board received information about the Funds, the Chesapeake Subsidiary, and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds and the Chesapeake Subsidiary, as applicable; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each, a “Fund Universe”) for various periods ended October 31, 2024; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement, as applicable. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Adaptive Plus Fund’s total return for the one-year period was above the Peer Group and Long-Short Equity Fund Universe median returns, but below the S&P 500 Total Return Index return by 13.56%. The Trustees noted the Advisor’s explanation that the Fund’s return for the one-year period was below that of the S&P 500 Total Return Index because the Fund’s underlying index’s trading algorithm was long too often in declining markets and short or in cash too often in rising markets. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-year period. The Trustees also considered that the Fund had been operating for a relatively short period and that performance over longer periods would be more meaningful.

●	The Chesapeake Strategy Fund’s annualized total return for the five-year period was above the Bloomberg U.S. Aggregate Bond Index return and the same as the Peer Group median return, but below the Systematic Trend Fund Universe median return and the SG Trend Index return by 0.58% and 2.77%, respectively. The Fund’s annualized total return over the ten-year period was above the Bloomberg U.S. Aggregate Bond Index return, but below the Peer Group and Fund Universe median returns and the SG Trend Index return by 0.27%, 0.49%, and 1.10%, respectively. For the three-year period, the Fund’s annualized total return was above the Bloomberg U.S. Aggregate Bond Index return, but below the Fund Universe and Peer Group median returns as well as the SG Trend Index return by 1.96%, 3.62%, and 4.06%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 5.60%, the Fund Universe median return by 6.52%, the SG Trend Index return by 7.28%, and the Bloomberg U.S. Aggregate Bond Index return by 25.02%. The Board noted the Advisor’s assertion that the Fund’s performance over the one-year period was negatively affected by a large number of commodities markets that did not perform well during the period and never broke out into a lasting trend, which resulted in whipsaw losses for the Fund. The Board also considered the Advisor’s observation that the Fund’s one-year performance depressed the Fund’s annualized returns over the trailing periods. The Board also observed that the Fund received a five-star rating from Morningstar in 2015 and 2017, and a four-star rating in 2016, 2018 and 2022.

●	The Dynamic Opportunity Fund’s total return for the one-year period was above the Peer Group and Long-Short Equity Fund Universe median returns and the Wilshire Liquid Alternative Global Macro Total Return Index return, but below the S&P 500 Price Return Index return and the S&P 500 Total Return Index return by 7.39% and 9.37%, respectively. The Fund’s annualized total return for the five-year period was above the Wilshire Liquid Alternative Global Macro Total Return Index return, but below the Fund Universe and Peer Group median returns, the S&P 500 Price Return Index return, and the S&P 500 Total Return Index return by 0.27%, 0.47%, 6.02%, and 7.85%, respectively. The Fund’s annualized total return for the three-year period was above the Wilshire Liquid Alternative Global Macro Total Return Index return, but below the Peer Group and Fund Universe median returns, the S&P 500 Price Return Index return, and the S&P 500 Total Return Index return by 0.98%, 4.07%, 5.68%, and 7.36%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group over the three- and five-year periods was due to poor relative returns in 2021 and 2022, before the Advisor became the Fund’s investment advisor. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

●	The Venture Capital Return Tracker Fund’s annualized total returns for the one- and ten-year periods were above the Peer Group and Large Growth Fund Universe median returns, the NASDAQ Composite Index returns, and the Venture Capital Index returns. The Fund’s annualized total return for the five-year period was above the Venture Capital Index return, but below the Peer Group and Fund Universe median returns, and the NASDAQ Composite Index return by 4.21%, 4.93%, and 5.61%, respectively. The Fund’s annualized total return for the three-year period was below the Venture Capital Index return by 1.80%, the NASDAQ Composite Index return by 15.82%, the Peer Group median return by 16.30%, and the Fund Universe median return by 16.79%. The Board considered the Advisor’s explanation that the Fund tracks the Venture Capital Index, which is designed to replicate the return stream of venture capital-backed private companies, and that even though venture capital investing is growth oriented, the Fund’s implementation and return characteristics are different than many of the funds in the Peer Group. The Board also noted the Advisor’s assertion that the Fund’s underperformance relative to the NASDAQ Composite Index over the three- and five-year periods was due to swap-based leverage, which compounded Fund losses in the first three quarters of 2022. The Board also observed that the Fund received a five-star rating from Morningstar from 2017 to 2021.

●	The Income Opportunities Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Preferred Stock Fund Universe median returns and the Bloomberg U.S. Aggregate Bond Index returns. The Fund’s annualized total return for the five-year period was above the Bloomberg U.S. Aggregate Bond Index return, but below the Fund Universe and Peer Group median returns by 1.00% and 1.10%, respectively. The Fund’s annualized total return for the ten-year period was above the Bloomberg U.S. Aggregate Bond Index return, but below the Fund Universe and Peer Group median returns by 1.50% and 1.70%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group for the five- and ten-year periods was due to poor returns in 2015 and 2018, combined with the real estate collapse in the first quarter of 2020 caused by the COVID-19 pandemic, all of which occurred prior to the Advisor becoming the Fund’s investment advisor.

●	The Tactical Income Fund’s annualized total return for the five-year period was above the Bloomberg U.S. Aggregate Bond Index return, but below the Peer Group and Nontraditional Bond Fund Universe median returns by 0.18% and 1.45%, respectively. The Fund’s annualized total return for the three-year period was above the Bloomberg U.S. Aggregate Bond Index return, but below the Peer Group and Fund Universe median returns by 2.04% and 3.08%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 2.67%, the Bloomberg U.S. Aggregate Bond Index return by 3.45%, and the Fund Universe median return by 3.77%. The Trustees considered the Advisor’s assertion that the Fund seeks to mitigate risk, and that volatility mitigation negatively impacted the Fund’s returns across all time periods. The Trustees observed, however, that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the second quartile of the funds (which is the second most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods. The Trustees also considered that relative to the Index, the Fund was underexposed to longer duration corporate bonds and Treasury securities, which drove bond market returns.

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Funds and the Chesapeake Subsidiary. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds and the Chesapeake Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Chesapeake Subsidiary. The Board also considered the overall quality of the organization and operations of the Advisor, its commitment to the maintenance and growth of the Funds’ assets, and its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of each applicable Fund and the Chesapeake Subsidiary, and oversees the Sub-Advisor with respect to each applicable Fund’s and the Chesapeake Subsidiary’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring each Fund’s and the Chesapeake Subsidiary’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of each Fund and the Chesapeake Subsidiary; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund and the Chesapeake Subsidiary were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Adaptive Plus Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Long-Short Equity Fund Universe medians by 0.10% and 0.25%, respectively. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or the Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.44% and 0.50%, respectively. The Board considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support. The Board also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Chesapeake Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Systematic Trend Fund Universe medians by 0.30%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.35% and 0.39%, respectively. The Board noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Board also observed that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Dynamic Opportunity Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Long-Short Equity Fund Universe medians.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.30% and 0.41%, respectively. The Trustees considered the Advisor’s observation that a number of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support. The Trustees also observed that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Venture Capital Return Tracker Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Growth Fund Universe medians by 0.545% and 1.05%, respectively. The Board noted the Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Fund’s research index and underlying index. The Board also observed that for the fiscal year ended September 30, 2024, the Advisor waived a portion of its advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.70% and 1.21%, respectively. The Board considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support. The Board also observed that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Income Opportunities Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Preferred Stock Fund Universe medians by 0.25% and 0.30%, respectively. The Board considered the Advisor’s belief that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, as the Fund engages in active stock analysis and selection, and that certain funds in the Peer Group do not have a mortgage REIT overlay like the Fund does, which is more costly to manage. The Board also observed that for the fiscal year ended September 30, 2024, the Advisor waived approximately 50% of the Fund’s advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.38% and 0.51%, respectively. The Board considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support. The Board noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Tactical Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and the Nontraditional Bond Fund Universe medians by 0.05% and 0.35%, respectively. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.41% and 0.98%, respectively. The Board considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Board also observed that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor; and that the Advisor set the net expenses for each Fund at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds and the Chesapeake Subsidiary.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the Chesapeake Strategy Fund, Venture Capital Return Tracker Fund, and Income Opportunities Fund; had waived a portion of its advisory fee for the Adaptive Plus Fund, Dynamic Opportunity Fund, and Tactical Income Fund; and had not realized a profit with respect to the Chesapeake Strategy Fund, Venture Capital Return Tracker Fund, or Income Opportunities Fund.

The Board determined that the profits of the Advisor from its relationships with the Adaptive Plus Fund, Dynamic Opportunity Fund, and Tactical Income Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Chesapeake Capital Corporation

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Chesapeake Capital to the Chesapeake Strategy Fund and Chesapeake Subsidiary. In doing so, the Board considered Chesapeake Capital’s specific responsibilities in day-to-day portfolio management of the Fund and its Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and its Subsidiary. The Board also considered the overall quality of the organization and operations of Chesapeake Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chesapeake Capital to the Chesapeake Strategy Fund and Chesapeake Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chesapeake with respect to the Chesapeake Strategy Fund and the Subsidiary, which they noted was within the range of the management fees that Chesapeake charges to sub-advise two ETFs with similar objectives and policies as the Fund, and to manage a separately managed account for a fund of funds, which also pays an incentive fee. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the separately managed account that Chesapeake manages. The Board also noted that the Advisor’s services include supervision and monitoring of the investment and trading activities of Chesapeake, analysis of the Fund’s and the Subsidiary’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund and the Subsidiary. The Board also noted that the Advisor pays Chesapeake’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chesapeake Capital under the Chesapeake Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Chesapeake Capital provides to the Chesapeake Strategy Fund and Chesapeake Subsidiary.

Benefits to Chesapeake Capital

The Board also considered the benefits received by Chesapeake Capital as a result of its relationship with the Chesapeake Strategy Fund and Chesapeake Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Chesapeake Capital’s compliance program, the intangible benefits of Chesapeake Capital’s association with the Fund and Chesapeake Subsidiary generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund, the Chesapeake Subsidiary, and the shareholders of the Funds and the Chesapeake Subsidiary and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds and the Chesapeake Subsidiary, as applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/9/2025